UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07917

Wilshire Variable Insurance Trust
(Exact name of registrant as specified in charter)

Wilshire Associates Incorporated
1299 Ocean Avenue, Suite 700
Santa Monica, CA 90401-1085
 (Address of principal executive offices) (Zip code)

Jason A. Schwarz, President
1299 Ocean Avenue, Suite 700
Santa Monica, CA 90401-1085
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 310-260-6639

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Item 1.   Schedule of Investments

Wilshire Variable Insurance Trust
Equity Fund	March 31, 2013
Schedule of Investments	(Unaudited)

Shares		Value

INVESTMENT IN UNDERLYING FUNDS — 54.4%
11,797,754	Wilshire International Equity Fund (f/k/a Wilshire Large Cap Core Plus Fund)*§	$108,421,356

Total Investment in Underlying Funds
(Cost $84,764,124)		108,421,356

COMMON STOCK — 45.2%
Consumer Discretionary — 6.9%
10,200	Abercrombie & Fitch Co., Class A	471,240
2,076	Amazon.com, Inc.	553,233
52,345	Apollo Group, Inc., Class A(a)	910,280
14,095	Burberry Group PLC ADR	568,451
25,437	Comcast Corp., Class A	1,068,608
4,370	Comcast Corp., Class A	173,139
7,600	Delphi Automotive PLC	337,440
18,192	Dick's Sporting Goods, Inc.(a)	860,481
8,954	Dollar General Corp.†(a)	452,893
21,800	Foot Locker, Inc.	746,432
16,650	Ford Motor Co.	218,948
21,425	Gannett Co., Inc.(a)	468,565
9,300	Gap, Inc. (The)	329,220
10,100	General Motors Co.†(a)	280,982
4,719	Hugo Boss AG ADR†	105,234
36,574	Johnson Controls, Inc.	1,282,650
6,850	Magna International, Inc., Class A	402,095
14,950	Newell Rubbermaid, Inc.	390,195
17,999	NIKE, Inc., Class B(a)	1,062,121
355	priceline.com, Inc.†	244,215
16,350	PulteGroup, Inc.†	330,924
4,199	Ralph Lauren Corp., Class A	710,933
16,100	Staples, Inc.(a)	216,223
12,281	TJX Cos., Inc.(a)	574,137
3,875	Viacom, Inc., Class B	238,584
12,972	Walt Disney Co. (The)	736,810
		13,734,033
Consumer Staples — 3.1%
12,498	Coca-Cola Co. (The)	505,419
2,906	Costco Wholesale Corp.	308,356
20,000	CVS Caremark Corp.	1,099,800
10,689	Diageo PLC ADR	1,345,104
5,500	General Mills, Inc.	271,205
8,200	Kroger Co. (The)	271,748
14,036	Philip Morris International, Inc.	1,301,277
9,850	Procter & Gamble Co. (The)	759,041
10,200	Tyson Foods, Inc., Class A	253,164
		6,115,114
Energy — 5.5%
16,576	Anadarko Petroleum Corp.	1,449,571
3,900	Cameron International Corp.†	254,280
13,025	Chevron Corp.	1,547,630
53,006	Cobalt International Energy, Inc.†(a)	1,494,769
7,675	ConocoPhillips	461,267
5,650	Helmerich & Payne, Inc.(a)	342,955
18,050	Hess Corp.	1,292,561
3,700	HollyFrontier Corp.(a)	190,365
3,925	Marathon Petroleum Corp.	351,680
9,650	Occidental Petroleum Corp.	756,271
20,500	Peabody Energy Corp.	433,575
13,638	Schlumberger, Ltd.	1,021,350
12,600	Suncor Energy, Inc.	378,126

Shares		Value
Energy — (continued)
7,950	Valero Energy Corp.	$361,646
50,052	Weatherford International, Ltd.†	607,631
		10,943,677
Financials — 7.6%
12,600	Allstate Corp. (The)	618,282
25,900	American International Group, Inc.†	1,005,438
77,300	Bank of America Corp.	941,514
12,494	Camden Property Trust	858,088
26,399	Capital One Financial Corp.†	1,450,625
23,850	Citigroup, Inc.	1,055,124
23,000	Discover Financial Services	1,031,320
45,500	Fifth Third Bancorp	742,105
2,400	Goldman Sachs Group, Inc. (The)	353,160
29,700	JPMorgan Chase & Co.	1,409,562
22,350	KeyCorp†	222,606
19,100	Lincoln National Corp.(a)	622,851
27,100	MetLife, Inc.	1,030,342
10,300	Morgan Stanley	226,394
18,200	PNC Financial Services Group, Inc.	1,210,300
58,000	Regions Financial Corp.†	475,020
5,675	State Street Corp.	335,336
15,175	Unum Group(a)	428,693
9,800	Validus Holdings, Ltd.	366,226
21,500	Wells Fargo & Co.†	795,285
		15,178,271
Health Care — 5.5%
7,700	Aetna, Inc.	393,624
6,825	Amgen, Inc.	699,631
3,975	Becton Dickinson and Co.(a)	380,050
6,500	CareFusion Corp.†	227,435
2,968	Celgene Corp.†	344,021
9,862	Edwards Lifesciences Corp.†(a)	810,262
9,400	Eli Lilly & Co.	533,826
16,271	Express Scripts Holding Co.†	938,023
45,086	Hologic, Inc.†(a)	1,018,943
5,850	Johnson & Johnson(a)	476,950
2,775	McKesson Corp.	299,589
10,825	Medtronic, Inc.	508,342
33,800	Pfizer, Inc.	975,468
25,845	Teva Pharmaceutical Industries, Ltd. ADR	1,025,530
4,700	Thermo Fisher Scientific, Inc.	359,503
8,750	UnitedHealth Group, Inc.	500,587
22,068	WellPoint, Inc.	1,461,564
		10,953,348
Industrials — 4.3%
4,325	AGCO Corp.	225,419
51,120	CSX Corp.(a)	1,259,086
32,900	Delta Air Lines, Inc.†	543,179
17,550	Eaton Corp. PLC(a)	1,074,937
18,512	Fluor Corp.(a)	1,227,901
64,600	General Electric Co.	1,493,552
15,330	Joy Global, Inc.(a)	912,441
5,140	Rockwell Automation, Inc.(a)	443,839
9,800	Terex Corp.†	337,316
15,654	Textron, Inc.	466,646
11,000	United Rentals, Inc.†(a)	604,670
		8,588,986
Information Technology — 8.4%
24,414	Altera Corp.	865,965
13,450	Broadcom Corp., Class A	466,311
56,900	Cisco Systems, Inc.	1,189,779

Wilshire Variable Insurance Trust
Equity Fund	March 31, 2013
Schedule of Investments	(Unaudited)

Shares		Value
Information Technology — (continued)
7,932	Citrix Systems, Inc.†	$572,373
7,363	eBay, Inc.†	399,222
3,027	Google, Inc., Class A†	2,403,529
19,500	Hewlett-Packard Co.†	464,880
4,200	KLA-Tencor Corp.	221,508
29,650	Marvell Technology Group, Ltd.	313,697
26,350	Micron Technology, Inc.†	262,973
32,168	NetApp, Inc.†	1,098,859
52,500	Nokia OYJ ADR(a)	172,200
17,000	NXP Semiconductor NV†	514,420
36,914	QUALCOMM, Inc.†	2,471,392
4,625	Salesforce.com, Inc.†	827,089
22,800	Skyworks Solutions, Inc.†	502,284
7,509	Stratasys, Ltd.†(a)	557,318
7,628	Visa, Inc., Class A	1,295,540
6,950	Western Digital Corp.	349,446
97,087	Western Union Co. (The)(a)	1,460,188
14,800	Yahoo!, Inc.†	348,244
		16,757,217
Materials — 2.5%
52,560	Freeport-McMoRan Copper & Gold, Inc.	1,739,736
10,100	International Paper Co.	470,458
10,400	LyondellBasell Industries NV, Class A	658,216
17,822	Mosaic Co. (The)	1,062,370
7,000	Nucor Corp.	323,050
4,744	Sherwin-Williams Co. (The)	801,214
		5,055,044
Telecommunication Services — 0.6%
33,400	AT&T, Inc.	1,225,446

Utilities — 0.8%
29,475	AES Corp. (The)	370,501
11,350	NiSource, Inc.	333,009
14,800	NRG Energy, Inc.	392,052
16,900	PPL Corp.(a)	529,139
		1,624,701
Total Common Stock
(Cost $78,471,912)		90,175,837

SHORT-TERM INVESTMENTS (b) — 9.5%
1,019,712	Northern Trust Institutional Government Select Portfolio, 0.010%	1,019,711
17,870,362	Northern Trust Institutional Liquid Asset Portfolio, 0.010%(c)	17,870,362

Total Short-Term Investments
(Cost $18,890,073)		18,890,073

Total Investments — 109.1%
(Cost $182,126,109)‡		217,487,266
Other Assets & Liabilities, Net — (9.1)%		(18,074,438)
NET ASSETS — 100.0%		$199,412,828

ADR — American Depositary Receipt
Ltd. — Limited
PLC— Public Limited Company

‡	At March 31, 2013, the tax basis cost of the Fund's investments was $182,126,109, and the unrealized appreciation and depreciation were $36,767,574 and $(1,406,417), respectively.
*	Affiliated Fund
§
The Fund's investment in the Wilshire International Equity (f/k/a Wilshire Large Cap Core Plus Fund) represents greater than 50% of the Fund's total investments.  On April 2, 2013, the Fund's name and investment strategy changed. Wilshire International Equity (f/k/a Wilshire Large Cap Core Plus Fund) seeks capital appreciation.  For further information, available upon request at no charge, on the Wilshire International Equity (f/k/a Wilshire Large Cap Core Plus Fund), please go to the Wilshire Mutual Funds website at http://advisor.wilshire.com

†	Non-income producing security.
(a)	This security or a partial position of this security is on loan at March 31, 2013. The total market value of securities on loan at March 31, 2013 was $17,769,962.
(b)	Rate shown is the 7-day effective yield as of March 31, 2013.
(c)
This security was purchased with cash collateral held from securities on loan. The total value of such securities as of March 31, 2013 was $17,870,362.  Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $205,574.

As of March 31, 2013, all of the Fund’s investments in securities were considered Level 1.  For the period ended March 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

Wilshire Variable Insurance Trust
Balanced Fund	March 31, 2013
Schedule of Investments	(Unaudited)

Shares		Value

INVESTMENTS IN UNDERLYING FUNDS - 99.9%
8,455,321	Wilshire International Equity Fund (f/k/a Wilshire Large Cap Core Plus Fund)*§	$77,281,631
3,955,960	Wilshire Variable Insurance Trust Income Fund*	48,104,471
2,005,538	Wilshire Variable Insurance Trust International Equity Fund*	25,771,159

Total Investments in Underlying Funds- 99.9%
(Cost $132,179,374)		151,157,261

SHORT-TERM INVESTMENT - 0.3%
429,041	Northern Trust Institutional Government Select Portfolio, 0.010%(a)	429,041

Total Short-Term Investment - 0.3%
(Cost $429,041)		429,041

Total Investments - 100.2%
(Cost $132,608,415) †		151,586,302

Other Assets & Liabilities, Net - (0.2)%		(262,245)
NET ASSETS - 100.0%		$151,324,057

†	At March 31, 2013, the tax basis cost of the Fund's investments was $132,608,415, and the unrealized appreciation was $18,977,887.
*	Affiliated Fund
§
The Fund's investment in the Wilshire International Equity Fund (f/k/a Wilshire Large Cap Core Plus Fund) represents greater than 50% of the Fund's total investments.  On April 2, 2013, the Fund’s name and investment strategy changed. The Wilshire International Equity Fund (f/k/a Wilshire Large Cap Core Plus Fund) seeks capital appreciation.  For further information, available upon request at no charge, on the Wilshire International Equity Fund (f/k/a Wilshire Large Cap Core Plus Fund), please go to the Wilshire Mutual Funds website at http://advisor.wilshire.com

(a)	Rate shown is the 7-day effective yield as of March 31, 2013.

As of March 31, 2013, all of the Fund’s investments in securities were considered Level 1.  For the period ended March 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

Wilshire Variable Insurance Trust
Income Fund	March 31, 2013
Schedule of Investments	(Unaudited)

	Maturity Date	Par	Value

ASSET-BACKED SECURITIES — 2.3%
Ameriquest Mortgage Securities, Inc.
0.894%(a)	04/25/34	$78,169	$74,741
Amortizing Residential Collateral Trust
0.882%(a) (b)	01/01/32	23,136	17,897
1.204%(a)	10/25/34	143,627	141,473
Bayview Financial Acquisition Trust
0.879%(a)	02/28/44	45,444	44,618
Bear Stearns Asset Backed Securities Trust
0.774%(a)	09/25/34	40,704	39,561
Citigroup Mortgage Loan Trust, Inc.
5.550%	08/25/35	200,000	179,884
Conseco Financial Corp.
9.150%	01/15/18	1,639	307
Delta Funding Home Equity Loan Trust
7.040%	06/25/27	684	718
Green Tree Recreational Equipment & Consumer Trust
7.250%(b)	03/15/29	7,077	5,535
Greenpoint Manufactured Housing
2.963%(a)	03/18/29	100,000	89,102
3.601%(a)	06/19/29	50,000	44,603
3.701%(a)	03/13/32	100,000	83,883
3.702%(a)	02/20/30	50,000	44,226
3.702%(a)	02/20/32	75,000	63,952
Keycorp Student Loan Trust
0.561%(a)	10/25/32	158,286	157,760
Northstar Education Finance, Inc.
1.393%(a)	10/30/45	400,000	260,385
1.443%(a)	01/29/46	150,000	133,896
SACO I Trust
0.464%(a)	06/25/36	71,530	39,944
0.544%(a)	03/25/36	75,265	59,985
0.764%(a)	09/25/35	5,418	5,348
Saxon Asset Securities Trust
0.894%(a)	05/25/35	96,454	90,806
SLM Student Loan Trust
0.710%(a)	09/16/24	300,000	275,903

Total Asset-Backed Securities
(Cost $1,788,121)			1,854,527

COLLATERALIZED MORTGAGE OBLIGATIONS — 41.8%
Agency Mortgage-Backed Obligation — 35.3%
FHLMC
2.544%(a)	01/01/38	151,578	161,286
2.967%(a)	05/01/37	337,341	359,049
3.500%(b)	04/01/43	100,000	106,882
5.000%	08/01/33	158,092	171,623
5.000%	09/01/33	180,037	195,445
5.000%	09/01/33	86,496	93,899
5.000%	09/01/33	43,424	47,141

	Maturity Date	Par	Value

Agency Mortgage-Backed Obligation — (continued)
5.000%	10/01/33	$166,220	$180,446
6.000%	10/01/36	661,508	738,768
FHLMC Multifamily Structured Pass Through Certificates, IO
1.055%(a)	01/25/20	1,335,580	77,761
1.226%(a)	04/25/20	802,822	52,795
1.454%(a)	12/25/21	188,208	18,568
1.504%(a)	08/25/20	447,293	36,228
1.555%(a)	02/25/18	1,927,881	126,621
1.581%(a)	10/25/21	173,510	18,757
1.673%(a)	06/25/20	691,016	63,798
1.674%(a)	07/25/21	396,028	44,174
FHLMC TBA
3.000%	04/15/43	300,000	308,063
3.500%	04/01/42	300,000	315,691
FNMA
3.000%	06/25/27	657,465	81,984
3.500%	12/01/42	99,456	105,647
3.500%	10/01/42	296,848	313,754
3.500%	12/01/42	99,315	105,497
3.500%	12/01/42	99,413	105,601
4.000%	12/01/41	1,265,654	1,350,334
4.000%	11/01/41	250,397	267,150
4.500%	05/01/31	201,522	218,288
4.500%	12/01/31	89,504	97,398
4.500%	04/01/41	211,722	231,851
4.500%	06/01/41	200,000	217,750
4.500%	06/01/31	67,894	73,543
4.500%	09/01/41	69,375	75,971
4.500%	04/01/31	69,230	74,990
4.500%	11/01/31	87,152	94,839
5.000%	05/01/42	100,000	108,789
5.500%	04/01/36	245,937	265,025
5.500%	09/01/35	719,664	789,464
5.500%	11/01/36	150,492	164,336
5.500%	08/01/38	117,340	130,298
5.500%	04/25/42	100,000	115,521
5.500%	07/25/41	220,158	264,732
5.915%(a)	01/01/37	89,356	96,471
6.000%	02/01/34	8,413	9,344
6.000%	12/01/39	402,117	440,993
6.000%	04/01/33	44,583	50,174
6.000%	08/01/37	267,798	301,349
6.000%	09/01/39	269,682	297,198
6.000%	10/01/40	728,460	798,886
6.000%	11/01/35	129,743	146,016
7.000%	04/01/37	68,707	81,456
7.000%	05/01/32	24,095	28,062
7.000%	02/01/39	181,412	207,448
9.750%	11/25/18	157,623	180,081
9.750%	08/25/19	44,273	50,644
FNMA TBA
2.500%	04/25/27	3,500,000	3,630,703
3.000%	04/01/42	2,200,000	2,262,906
3.000%	04/01/43	2,000,000	2,062,812
3.000%	04/25/26	100,000	105,137
3.500%	04/01/41	1,800,000	1,900,687
4.000%	04/01/42	200,000	213,219
4.500%	04/14/33	1,000,000	1,077,344
GNMA
0.602%(a)	12/20/60	181,912	181,667

Wilshire Variable Insurance Trust
Income Fund	March 31, 2013
Schedule of Investments	(Unaudited)

	Maturity Date	Par	Value

Agency Mortgage-Backed Obligation — (continued)
0.682%(a)	03/20/61	$183,230	$183,945
0.702%(a)	03/20/61	92,175	92,628
4.500%	04/20/41	459,318	508,077
4.500%	03/20/41	130,696	144,572
4.500%	03/15/40	30,891	33,894
5.000%	05/15/40	288,136	315,261
5.000%	08/20/40	1,025,802	1,138,000
5.000%	11/20/40	168,635	185,133
5.000%	09/20/40	114,605	126,184
5.000%	04/15/40	139,440	152,568
5.500%	05/15/36	69,085	75,974
6.000%	05/15/33	45,988	52,382
6.000%	07/20/38	68,772	77,430
6.000%	03/15/37	52,120	58,682
6.000%	03/15/35	457,132	518,687
6.500%	10/20/37	322,996	371,978
GNMA TBA
3.500%	04/01/41	500,000	537,812
3.500%	04/15/41	800,000	855,375
4.000%	04/01/40	400,000	435,953
			28,356,889

Non-Agency Mortgage-Backed Obligation — 6.5%
American Home Mortgage Assets
0.434%(a)	05/25/46	132,287	19,462
Banc of America Commercial Mortgage, Inc.
5.623%(a)	06/10/49	60,000	59,997
5.763%(a)	05/10/45	10,000	11,226
6.194%(a)	02/10/51	10,000	11,982
Banc of America Funding Corp.
3.137%(a)	09/20/35	1,066,934	781,878
Banc of America Merrill Lynch Commercial Mortgage, Inc.
5.421%(a)	09/10/45	31,000	34,237
Banc of America Mortgage Securities, Inc.
2.830%(a)	02/25/34	5,610	5,543
Bear Stearns Adjustable Rate Mortgage Trust
2.996%(a)	02/25/34	37,430	36,789
3.211%(a)	11/25/34	39,158	36,178
Citigroup Mortgage Loan Trust, Inc.
2.869%(a)	02/25/34	45,477	39,721
Commercial Mortgage Pass-Through Certificates
5.550%(a)	01/15/49	116,000	129,287
Commercial Mortgage Trust
5.866%(a)	07/10/38	25,000	27,974
Countrywide Alternative Loan Trust
0.413%(a)	03/20/46	61,817	40,852
3.066%(a)	09/25/34	78,304	67,238
DBUBS Mortgage Trust
3.642%	08/10/44	100,000	108,042
First Horizon Mortgage Pass-Through Trust
2.625%(a)	02/25/35	222,656	217,736

	Maturity Date	Par	Value

Non-Agency Mortgage-Backed Obligation — (continued)
Greenpoint Mortgage Funding Trust
0.414%(a)	04/25/36	$463,973	$312,751
HomeBanc Mortgage Trust
0.504%(a)	05/25/37	82,354	69,043
Impac CMB Trust
0.744%(a)	05/25/35	87,776	77,451
Indymac Index Mortgage Loan Trust
0.324%(a)	07/25/36	221,912	159,049
0.404%(a)	06/25/47	226,395	161,209
0.464%(a)	06/25/35	389,148	324,967
2.651%(a)	03/25/35	86,367	81,216
JP Morgan Chase Commercial Mortgage Securities Corp.
5.336%	05/15/47	50,000	56,297
5.440%	05/15/45	41,000	45,747
5.883%(a)	02/12/51	30,000	35,240
LB-UBS Commercial Mortgage Trust
6.188%(a)	09/15/45	30,000	35,198
Master Adjustable Rate Mortgages Trust
0.975%(a)	12/25/46	211,152	108,100
2.688%(a)	02/25/35	209,874	194,134
3.425%(a)	12/25/34	13,979	13,295
Merrill Lynch Mortgage Trust
5.850%(a)	06/12/50	25,000	28,879
Merrill Lynch
5.204%(a)	12/12/49	25,000	27,858
5.485%(a)	03/12/51	110,000	124,884
Morgan Stanley Bank of America Merrill Lynch Trust
2.918%	02/15/46	30,000	30,308
3.214%	02/15/46	30,000	30,334
Morgan Stanley Capital I Trust
5.692%(a)	04/15/49	130,000	148,779
Morgan Stanley Mortgage Loan Trust
0.504%(a)	03/25/36	111,059	46,751
0.524%(a)	01/25/35	294,643	277,926
2.974%(a)	08/25/34	78,749	75,633
2.976%(a)	07/25/34	49,304	48,547
Prime Mortgage Trust
8.000%	07/25/34	126,450	113,109
Residential Asset Securitization Trust
4.750%	02/25/19	148,184	152,679
Structured Adjustable Rate Mortgage Loan Trust
2.583%(a)	01/25/35	109,394	105,842
2.788%(a)	11/25/34	95,621	90,965
Wachovia Bank Commercial Mortgage Trust
5.383%	12/15/43	10,000	10,991
WaMu Mortgage Pass-Through Certificates
0.524%(a)	08/25/45	236,661	221,462
2.463%(a)	10/25/35	31,144	31,139
2.467%(a)	10/25/33	213,792	217,975

Wilshire Variable Insurance Trust
Income Fund	March 31, 2013
Schedule of Investments	(Unaudited)

	Maturity Date	Par	Value

Non-Agency Mortgage-Backed Obligation — (continued)
2.478%(a)	02/25/33	$53,245	$53,265
Washington Mutual MSC Mortgage Pass-Through Certificates
2.477%(a)	01/25/35	34,948	35,154
Wells Fargo Mortgage Backed Securities Trust
2.722%(a)	04/25/36	21,155	19,713
WFRBS Commercial Mortgage Trust
3.667%	11/15/44	26,000	28,125
			5,222,157

Total Collateralized Mortgage Obligations
(Cost $33,817,252)			33,579,046

CORPORATE BONDS — 27.7%
Consumer Discretionary — 1.9%
Boyd Gaming Corp.
9.000%(c) (d)	07/01/20	10,000	10,400
CCO Holdings LLC
6.500%	04/30/21	160,000	169,200
Cellco Partnership
8.500%	11/15/18	40,000	53,232
Comcast Corp.
6.500%(c)	01/15/15	355,000	391,583
CSC Holdings LLC
6.750%(c)	11/15/21	10,000	11,212
Daimler Finance North America LLC
6.500%(c)	11/15/13	30,000	31,107
DISH DBS Corp.
6.750%(c)	06/01/21	20,000	22,200
7.750%	05/31/15	40,000	44,400
7.875%(c)	09/01/19	45,000	53,325
Ford Motor Co.
4.750%	01/15/43	110,000	102,377
Intelsat Jackson Holdings SA
7.250%(c)	10/15/20	20,000	21,975
7.250%	04/01/19	30,000	32,775
McDonald's Corp. MTN
5.350%(c)	03/01/18	40,000	47,620
News America, Inc.
6.650%	11/15/37	10,000	12,354
Service Corp. International
7.500%(c)	04/01/27	30,000	33,300
Telefonica Emisiones SAU
6.221%(c)	07/03/17	20,000	22,378
Time Warner Cable, Inc.
5.500%	09/01/41	10,000	10,276
5.875%	11/15/40	70,000	74,634
6.750%	06/15/39	50,000	59,006
7.300%	07/01/38	60,000	74,638

	Maturity Date	Par	Value

Consumer Discretionary — (continued)
8.250%	04/01/19	$160,000	$208,276
8.750%	02/14/19	10,000	13,241
			1,499,509
Consumer Staples — 2.0%
Altria Group, Inc.
2.850%	08/09/22	100,000	98,309
4.750%	05/05/21	110,000	124,500
9.250%	08/06/19	140,000	195,144
CVS Caremark Corp.
2.750%(c)	12/01/22	230,000	226,743
Kraft Foods Group, Inc.
3.500%	06/06/22	100,000	104,562
5.375%	02/10/20	120,000	143,192
Molson Coors Brewing Co.
3.500%(c)	05/01/22	10,000	10,403
Mondelez International, Inc.
5.375%	02/10/20	110,000	130,876
PepsiCo, Inc.
0.700%	08/13/15	120,000	120,180
7.900%	11/01/18	41,000	54,652
Philip Morris International, Inc.
2.500%	08/22/22	50,000	49,343
2.900%	11/15/21	120,000	123,802
4.500%	03/20/42	60,000	61,673
Reynolds American, Inc.
3.250%(c)	11/01/22	40,000	39,548
6.750%(c)	06/15/17	70,000	84,253
Safeway, Inc.
3.950%(c)	08/15/20	20,000	20,437
4.750%(c)	12/01/21	50,000	53,823
			1,641,440
Energy — 4.7%
Access Midstream Partners
5.875%	04/15/21	30,000	31,800
Anadarko Petroleum Corp.
6.375%	09/15/17	30,000	35,808
Apache Corp.
3.250%(c)	04/15/22	40,000	41,492
6.000%	09/15/13	140,000	143,420
Arch Coal, Inc.
7.000%(c)	06/15/19	20,000	18,050
Baker Hughes, Inc.
7.500%	11/15/18	160,000	209,958
Chesapeake Energy Corp.
6.875%	11/15/20	90,000	98,100
Concho Resources, Inc.
5.500%	10/01/22	30,000	31,200
6.500%	01/15/22	64,000	69,760
ConocoPhillips
5.900%	05/15/38	70,000	87,345
CONSOL Energy, Inc.
6.375%	03/01/21	70,000	72,275
8.250%	04/01/20	95,000	105,213

Wilshire Variable Insurance Trust
Income Fund	March 31, 2013
Schedule of Investments	(Unaudited)

	Maturity Date	Par	Value

Energy — (continued)
Devon Energy Corp.
3.250%(c)	05/15/22	$10,000	$10,016
5.600%	07/15/41	120,000	131,121
Devon Financing Corp. LLC
7.875%	09/30/31	30,000	40,683
Enterprise Products Operating LLC
3.350%	03/15/23	70,000	71,287
4.850%	03/15/44	20,000	20,417
5.950%	02/01/41	10,000	11,585
6.125%	10/15/39	20,000	23,516
6.500%(c)	01/31/19	200,000	248,315
Hess Corp.
7.300%	08/15/31	37,000	45,967
7.875%	10/01/29	60,000	77,395
8.125%	02/15/19	80,000	103,322
Kerr-McGee Corp.
6.950%	07/01/24	70,000	87,686
7.875%	09/15/31	135,000	176,931
Key Energy Services, Inc.
6.750%(c)	03/01/21	110,000	114,675
Kinder Morgan Energy Partners LP
5.000%	12/15/13	25,000	25,777
6.000%	02/01/17	120,000	139,501
MarkWest Energy Partners
6.250%(c)	06/15/22	12,000	12,930
6.500%(c)	08/15/21	26,000	28,080
Noble Energy, Inc.
4.150%	12/15/21	170,000	186,907
Occidental Petroleum Corp.
2.700%(c)	02/15/23	80,000	80,074
3.125%	02/15/22	90,000	94,629
Peabody Energy Corp.
6.500%(c)	09/15/20	50,000	53,250
Pemex Project Funding Master Trust
6.625%	06/15/35	207,000	247,883
Plains Exploration & Production Co.
6.125%	06/15/19	150,000	164,250
QEP Resources, Inc.
5.250%	05/01/23	10,000	10,250
6.875%(c)	03/01/21	10,000	11,375
Range Resources Corp.
5.750%(c)	06/01/21	30,000	32,175
6.750%(c)	08/01/20	60,000	66,000
Regency Energy Partners
6.500%(c)	07/15/21	95,000	104,500
Transocean, Inc.
5.050%	12/15/16	40,000	44,444
6.375%	12/15/21	30,000	34,928
Williams Cos., Inc.
7.500%	01/15/31	167,000	205,001
7.750%(c)	06/15/31	25,000	31,148

	Maturity Date	Par	Value

Energy — (continued)
Williams Partners
5.250%	03/15/20	$40,000	$45,583
WPX Energy, Inc.
6.000%	01/15/22	10,000	10,475
			3,736,497
Financials — 10.4%
Access Midstream Partners
4.875%	05/15/23	40,000	39,500
American Express Co.
6.800%(a)	09/01/66	85,000	91,588
American Express Credit Corp. MTN
5.125%	08/25/14	180,000	191,225
5.875%	05/02/13	70,000	70,305
American International Group, Inc.
5.850%	01/16/18	40,000	46,825
6.250%	03/15/37	100,000	110,760
Anadarko Finance Co.
7.500%(c)	05/01/31	100,000	132,527
Bank of America Corp. MTN
3.300%	01/11/23	230,000	226,793
3.875%	03/22/17	30,000	32,273
5.000%	05/13/21	40,000	44,836
5.750%	12/01/17	10,000	11,567
7.625%	06/01/19	210,000	266,758
Berkshire Hathaway, Inc.
3.200%	02/11/15	60,000	62,970
BNP Paribas SA MTN
2.375%	09/14/17	80,000	81,185
Boeing Capital Corp.
4.700%	10/27/19	70,000	82,022
Caterpillar Financial Services Corp. MTN
6.200%	09/30/13	160,000	164,466
Citigroup, Inc.
5.000%	09/15/14	275,000	288,758
5.500%	10/15/14	10,000	10,671
5.900%(a)	12/29/49	30,000	31,125
5.950%(a) (c)	12/29/49	50,000	51,875
6.000%(c)	12/13/13	250,000	259,019
6.010%	01/15/15	100,000	108,283
6.875%	03/05/38	200,000	262,399
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.375%(c)	01/19/17	80,000	85,649
Countrywide Financial Corp.
6.250%(c)	05/15/16	50,000	55,692
Eaton Corp.
1.500%(d)	11/02/17	50,000	50,143
2.750%(d)	11/02/22	150,000	149,135
4.150%(d)	11/02/42	50,000	48,750
Ford Motor Credit Co. LLC
8.125%	01/15/20	180,000	227,270
General Electric Capital Corp.
1.625%	07/02/15	40,000	40,683

Wilshire Variable Insurance Trust
Income Fund	March 31, 2013
Schedule of Investments	(Unaudited)

	Maturity Date	Par	Value

Financials — (continued)
5.625%	05/01/18	$210,000	$248,529
6.375%(a) (c)	11/15/67	320,000	339,200
6.875%	01/10/39	310,000	406,172
Goldman Sachs Capital II
4.000%(a)	06/01/43	20,000	16,825
Goldman Sachs Group, Inc.
2.375%(c)	01/22/18	20,000	20,273
4.750%	07/15/13	10,000	10,120
5.250%	10/15/13	40,000	40,980
5.375%	03/15/20	150,000	170,895
5.750%	01/24/22	180,000	209,290
6.000%(c)	06/15/20	10,000	11,802
6.000%	05/01/14	20,000	21,081
6.250%	02/01/41	220,000	261,438
ING US, Inc.
2.900%	02/15/18	20,000	20,286
John Deere Capital Corp.
2.250%(c)	04/17/19	60,000	62,043
JPMorgan Chase & Co.
1.100%	10/15/15	190,000	190,270
4.400%	07/22/20	90,000	99,768
5.125%	09/15/14	545,000	578,127
5.150%	10/01/15	200,000	218,963
MetLife, Inc.
4.750%(c)	02/08/21	80,000	91,531
5.875%	02/06/41	160,000	191,550
6.400%	12/15/36	10,000	10,937
Morgan Stanley MTN
0.753%(a) (c)	10/18/16	40,000	38,969
4.750%(c)	03/22/17	20,000	22,061
6.625%	04/01/18	100,000	119,540
Royal Bank of Scotland Group PLC
2.550%	09/18/15	30,000	30,834
SLM Corp. MTN
3.875%	09/10/15	130,000	135,367
5.000%	04/15/15	10,000	10,550
SunTrust Preferred Capital I
4.000%(a)	12/31/49	11,000	9,460
Toyota Motor Credit Corp. MTN
1.250%	10/05/17	130,000	129,858
Wachovia Capital Trust III
5.570%(a)	12/31/49	350,000	351,225
Wachovia Corp.
5.625%	10/15/16	590,000	673,357
Wells Fargo & Co.
1.500%	01/16/18	50,000	49,896
2.100%	05/08/17	40,000	41,248
3.450%(c)	02/13/23	60,000	60,403
3.676%(e)	06/15/16	50,000	54,066
5.000%(c)	11/15/14	5,000	5,322
Wells Fargo Capital X
5.950%	12/15/36	90,000	90,401
			8,367,689

	Maturity Date	Par	Value

Health Care — 3.1%
AbbVie, Inc.
1.750%(d)	11/06/17	$140,000	$141,703
2.900%(d)	11/06/22	90,000	90,081
Actavis, Inc.
1.875%(c)	10/01/17	40,000	40,466
Anheuser-Busch InBev Worldwide, Inc.
2.500%	07/15/22	120,000	117,951
Express Scripts Holding Co.
3.500%	11/15/16	280,000	301,650
Fresenius Medical Care US Finance, Inc.
6.875%	07/15/17	145,000	166,025
GlaxoSmithKline Capital PLC
2.850%	05/08/22	90,000	91,819
GlaxoSmithKline Capital, Inc.
5.650%(c)	05/15/18	170,000	205,505
HCA, Inc.
7.500%(c)	11/15/95	20,000	18,000
7.690%(c)	06/15/25	30,000	32,025
Humana, Inc.
3.150%	12/01/22	30,000	29,632
7.200%	06/15/18	100,000	122,424
Medtronic, Inc.
3.125%(c)	03/15/22	10,000	10,463
4.450%(c)	03/15/20	60,000	68,952
Reynolds Group Issuer, Inc.
7.125%(c)	04/15/19	170,000	182,538
Tenet Healthcare Corp.
8.875%	07/01/19	80,000	90,000
9.250%	02/01/15	71,000	80,053
Thermo Fisher Scientific, Inc.
3.600%(c)	08/15/21	40,000	41,376
UnitedHealth Group, Inc.
3.375%	11/15/21	40,000	42,228
3.875%(c)	10/15/20	30,000	32,905
5.700%	10/15/40	60,000	70,981
6.000%	02/15/18	10,000	12,091
WellPoint, Inc.
1.250%	09/10/15	30,000	30,248
3.125%(c)	05/15/22	30,000	30,203
3.700%	08/15/21	150,000	158,412
5.875%	06/15/17	20,000	23,544
Wyeth
5.950%	04/01/37	160,000	204,355
Zoetis, Inc.
3.250%(c) (d)	02/01/23	20,000	20,282
			2,455,912
Industrials — 0.8%
Boeing Co.
4.875%	02/15/20	40,000	47,459
6.000%(c)	03/15/19	60,000	74,101
Continental Airlines 1998-1 Class A Pass Through Trust
6.648%	09/15/17	49,737	53,094

Wilshire Variable Insurance Trust
Income Fund	March 31, 2013
Schedule of Investments	(Unaudited)

	Maturity Date	Par	Value

Industrials — (continued)
Delta Air Lines, Inc.
6.821%	08/10/22	$233,945	$264,942
General Electric Co.
0.850%	10/09/15	50,000	50,167
UAL 2009-2A Pass Through Trust
9.750%	01/15/17	29,699	34,451
United Technologies Corp.
3.100%	06/01/22	10,000	10,481
4.500%	06/01/42	60,000	63,952
Waste Management, Inc.
4.600%	03/01/21	20,000	22,600
7.375%	05/15/29	20,000	25,918
			647,165
Information Technology — 0.2%
Oracle Corp.
1.200%	10/15/17	120,000	120,132

Materials — 1.5%
ArcelorMittal
4.500%(c)	02/25/17	30,000	31,395
Barrick Corp.
3.850%	04/01/22	30,000	30,667
Barrick North America Finance LLC
4.400%	05/30/21	170,000	181,529
Celulosa Arauco y Constitucion SA
4.750%	01/11/22	60,000	62,402
Cliffs Natural Resources, Inc.
3.950%(c)	01/15/18	120,000	120,484
4.800%(c)	10/01/20	40,000	39,853
4.875%(c)	04/01/21	10,000	9,854
Ecolab, Inc.
4.350%	12/08/21	30,000	33,100
Freeport-McMoRan Copper & , Inc.
2.375%(c) (d)	03/15/18	40,000	40,167
3.100%	03/15/20	50,000	50,167
3.550%	03/01/22	125,000	124,251
PPG Industries, Inc.
6.650%(c)	03/15/18	30,000	37,013
Rock Tenn Co.
3.500%	03/01/20	40,000	40,890
4.000%	03/01/23	20,000	20,226
Southern Copper Corp.
5.250%	11/08/42	180,000	170,437
Steel Dynamics, Inc.
7.625%(c)	03/15/20	10,000	11,100
Vale Overseas, Ltd.
4.375%(c)	01/11/22	216,000	221,626
			1,225,161

	Maturity Date	Par	Value

Telecommunication Services — 1.1%
AT&T, Inc.
2.500%	08/15/15	$50,000	$51,933
2.625%	12/01/22	60,000	57,933
3.875%	08/15/21	30,000	32,439
4.350%	06/15/45	132,000	122,712
5.500%	02/01/18	160,000	188,103
5.550%	08/15/41	20,000	22,045
6.550%	02/15/39	20,000	24,706
Bellsouth Capital Funding Corp.
7.875%	02/15/30	7,000	9,011
Qwest Corp.
6.875%(c)	09/15/33	20,000	19,880
Sprint Nextel Corp.
7.000%(c)	08/15/20	120,000	132,000
Verizon Communications, Inc.
2.450%	11/01/22	40,000	37,830
3.500%(c)	11/01/21	40,000	41,567
5.500%	02/15/18	120,000	141,056
8.750%	11/01/18	20,000	26,897
			908,112
Utilities — 2.0%
AES Corp. (The)
8.000%(c)	06/01/20	180,000	213,300
Energy Future Intermediate Holding Co. LLC
10.000%(c)	12/01/20	62,000	70,292
Exelon Corp.
5.625%	06/15/35	160,000	177,194
FirstEnergy Corp.
2.750%	03/15/18	30,000	30,340
4.250%	03/15/23	120,000	121,365
7.375%	11/15/31	210,000	246,011
Hydro-Quebec
1.375%	06/19/17	440,000	445,808
MarkWest Energy Partners
5.500%	02/15/23	10,000	10,475
MidAmerican Energy Holdings Co.
6.500%	09/15/37	20,000	25,965
Pacific Gas & Electric Co.
5.800%	03/01/37	10,000	12,193
6.050%	03/01/34	60,000	75,055
8.250%	10/15/18	40,000	53,642
Southern Natural Gas Co. LLC
5.900%(d)	04/01/17	30,000	34,966
8.000%	03/01/32	75,000	106,017
			1,622,623
Total Corporate Bonds
(Cost $20,256,380)			22,224,240

Wilshire Variable Insurance Trust
Income Fund	March 31, 2013
Schedule of Investments	(Unaudited)

	Maturity Date	Par	Value

FOREIGN BONDS — 6.9% (f)
Australia — 0.7%
BHP Billiton Finance USA, Ltd.
6.500%	04/01/19	$190,000	$240,343
3.250%	11/21/21	20,000	21,128
Rio Tinto Finance USA, Ltd.
9.000%	05/01/19	150,000	206,645
6.500%	07/15/18	60,000	73,650
3.750%(c)	09/20/21	20,000	21,069
			562,835
Belgium — 0.2%
Anheuser-Busch InBev Worldwide, Inc.
5.375%	01/15/20	160,000	192,974

Brazil — 0.9%
Petrobras International Finance Co.
6.125%	10/06/16	90,000	100,620
5.750%	01/20/20	10,000	11,014
5.375%	01/27/21	320,000	345,278
3.875%	01/27/16	50,000	52,324
Vale Overseas, Ltd.
6.875%	11/21/36	185,000	210,133
			719,369
Canada — 2.3%
Province of British Columbia
2.000%	10/23/22	200,000	195,068
Province of New Brunswick Canada
2.750%(c)	06/15/18	400,000	430,008
Province of Ontario Canada
4.400%(c)	04/14/20	270,000	315,270
1.200%	02/14/18	320,000	320,458
1.100%	10/25/17	380,000	380,456
Province of Quebec Canada
2.625%	02/13/23	240,000	241,080
Rogers Communications, Inc.
6.750%	03/15/15	10,000	11,111
6.375%	03/01/14	10,000	10,513
			1,903,964
France — 0.1%
Cie Generale de Geophysique-Veritas
7.750%	05/15/17	100,000	103,000

Mexico — 0.6%
America Movil SAB de CV
5.625%	11/15/17	80,000	92,976
5.000%(c)	03/30/20	100,000	112,469
Kansas City Southern de Mexico SA de CV
12.500%	04/01/16	36,000	38,250

	Maturity Date	Par	Value

Mexico — (continued)
Petroleos Mexicanos
3.500%(d)	01/30/23	$196,000	$195,510
			439,205
Netherlands — 0.6%
Deutsche Telekom International Finance BV
5.750%	03/23/16	195,000	220,194
Shell International Finance BV
4.375%	03/25/20	180,000	208,614
			428,808
Spain — 0.4%
BBVA US Senior SAU
3.250%	05/16/14	200,000	201,210
Telefonica Emisiones SAU
5.877%	07/15/19	60,000	66,006
			267,216
Switzerland — 0.3%
UBS AG MTN
2.250%	01/28/14	250,000	253,333

United Kingdom — 0.8%
BP Capital Markets PLC
5.250%	11/07/13	200,000	205,583
3.875%	03/10/15	90,000	95,421
3.561%	11/01/21	10,000	10,616
Diageo Capital PLC
4.828%(c)	07/15/20	310,000	362,517
Royal Bank of Scotland Group PLC
7.648%(a)	08/31/49	10,000	10,400
5.000%	10/01/14	20,000	20,600
			705,137
Total Foreign Bonds
(Cost $5,233,540)			5,575,841

MUNICIPAL BOND — 0.2%
Northstar Education Finance, Inc., RB(a)
1.443%	01/29/46	150,000	133,896
Total Municipal Bonds
(Cost $124,347)			133,896

PREFERRED STOCK — 0.5%
GMAC Capital Trust I, 8.125%(a)		15,499	421,573

Total Preferred Stock (Cost $384,375)			421,573

Wilshire Variable Insurance Trust
Income Fund	March 31, 2013
Schedule of Investments	(Unaudited)

	Maturity Date	Par	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 3.1%
FHLB
5.500%	07/15/36	$170,000	$227,678
FNMA
0.000%(g)	10/09/19	1,190,000	1,054,590
6.250%	05/15/29	180,000	255,625
6.625%	11/15/30	490,000	729,561
7.000%(b)	04/01/43	100,000	118,063
Tennessee Valley Authority
5.250%	09/15/39	100,000	127,592

Total U.S. Government & Agency Obligations (Cost $2,119,867)			2,513,109

U.S. TREASURY OBLIGATIONS — 11.0%
U.S. Treasury Bond
3.125%	02/15/42	150,000	150,750
3.125%	02/15/43	590,000	591,106
2.750%(c)	08/15/42	1,650,000	1,530,890
2.750%	11/15/42	676,600	627,124
U.S. Treasury Inflation-Protected Security
0.750%(h)	02/15/42	366,883	382,906
U.S. Treasury Note
2.750%	10/31/13	20,000	20,302
1.875%	06/30/15	560,000	579,994
0.875%	01/31/18	1,320,000	1,328,559
0.750%(c)	02/28/18	960,000	959,775
0.750%	03/31/18	580,000	579,275
0.250%	12/15/15	2,100,000	2,095,571

Total U.S. Treasury Obligations (Cost $8,875,789)			8,846,252

ESCROW SECURITIES — 0.0%
Financials — 0.0%
Lehman Brothers Holdings Capital Trust VII MTN
5.857%(b) (i)	11/29/49	200,000	—
Lehman Brothers Holdings, Inc. MTN
6.500%(b) (i)	07/19/17	160,000	—
6.750%(b) (i)	12/28/17	340,000	—
Total Escrow Securities
(Cost $–)			—

SHORT-TERM INVESTMENTS — 30.6%
Northern Trust Institutional Government Select Portfolio, 0.010%(j)		19,081,467	19,081,467

Maturity Date	Shares/Par	Value

Northern Trust Institutional Liquid Asset Portfolio, 0.010%(j) (k)	5,486,575	$5,486,575

Total Short-Term Investments (Cost $24,568,042)		24,568,042
Total Investments- 124.1%
(Cost $97,167,713)†		99,716,526
Other Assets & Liabilities, Net - (24.1)%		(19,357,399)
NET ASSETS - 100.0%		$80,359,127

TBA SALES COMMITMENTS — (3.0)%
COLLATERALIZED MORTAGE OBLIGATIONS — (3.0)%
FHLMC TBA
3.000%	04/15/43	$(2,000,000)	$(308,063)
FNMA TBA
3.000%	04/01/43	(2,000,000)	(2,062,812)

Total TBA Sales Commitments
(Proceeds $2,358,891)			$(2,370,875)

†	At March 31, 2013, the tax basis cost of the Fund's investments was $97,167,713, and the unrealized appreciation and depreciation were $3,770,700 and $(1,221,887) respectively.
(a)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effects as of March 31, 2013. The date reported on the Schedule of Investments is the next reset date.
(b)	Security fair valued using methods determined in good faith by the Pricing Committee. As of March 31, 2013, the total market value of this security was $248,377 and represented 0.3% of Net Assets.
(c)	This security or a partial position of this security is on loan at March 31, 2013. The total value of securities on loan at March 31, 2013 was $6,901,073.
(d)
Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(e)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on March 31, 2013. The coupon on a step bond changes on a specified date.
(f)	Foreign security denominated in U.S. currency.
(g)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(h)	Inflation protected security. Principal amounts periodically adjusted for inflation.
(i)	Security in default on interest payments.
(j)	Rate shown is the 7-day effective yield as of March 31, 2013.
(k)
This security was purchased with cash collateral held from securities on loan. The total value of such securities as of March 31, 2013 was $5,486,575.  Securities on loan are also collateralized by TP Agency Mortgages in the amount of $1,566,833.

Wilshire Variable Insurance Trust
Income Fund	March 31, 2013
Schedule of Investments	(Unaudited)

CV — Convertible Security
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
IO — Interest Only - face amount represents notional amount
LLC — Limited Liability Company
Ltd.. — Limited
L.P. — Limited Partnership
MTN — Medium Term Note
PLC — Public Limited Company
TBA — To Be Announced

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of the inputs used as of March 31, 2013 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$1,854,527	$—	$1,854,527
Collateralized Mortgage Obligations	—	33,579,046	—	33,579,046
Corporate Bonds	—	22,224,240	—	22,224,240
Foreign Bonds	—	5,575,841	—	5,575,841
Municipal Bond	—	133,896	—	133,896
Preferred Stock	421,573	—	—	421,573
U.S. Government & Agency Obligations	—	2,513,109		2,513,109
U.S. Treasury Obligations	—	8,846,252	—	8,846,252
Escrow Securities	—	—	— ^	— ^
Short-Term Investments	24,568,042	—	—	24,568,042
Total Investments in Securities	$24,989,615	$74,726,911	$—	$99,716,526

TBA Sales Commitments	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$—	$(2,370,875)	$—	$(2,370,875)
Total TBA Sales Commitments	$—	$(2,370,875)	$—	$(2,370,875)

^ As of March 31, 2013 all of the Fund’s investments were considered Level 1 or Level 2, except for Lehman Brothers Holdings Capital Trust VII MTN and Lehman Brothers Holdings, Inc. MTN, which were considered Level 3 when converted to escrow shares on March 21, 2012 and was valued at $0, and the value has remained $0 throughout the period ended March 31, 2013.

For the period ended March 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

Wilshire Variable Insurance Trust
Small Cap Fund (f/k/a Small Cap Growth Fund)	March 31, 2013
Schedule of Investments	(Unaudited)

Shares		Value

COMMON STOCK — 98.5%
Consumer Discretionary — 16.6%
318	AFC Enterprises, Inc.†(a)	$11,553
1,220	American Greetings Corp., Class A(a)	19,642
769	American Public Education, Inc.†(a)	26,830
550	America's Car-Mart, Inc.†(a)	25,707
2,941	Ameristar Casinos, Inc.	77,142
291	ANN, Inc.	8,445
626	Arbitron, Inc.(a)	29,341
950	Arctic Cat, Inc.†(a)	41,515
10,710	Asbury Automotive Group, Inc.(a)	392,950
2,680	Belo Corp., Class A(a)	26,345
50	Biglari Holdings, Inc.†(a)	18,659
1,270	Bloomin' Brands, Inc.†(a)	22,695
430	Blue Nile, Inc.†(a)	14,814
310	Bob Evans Farms, Inc.(a)	13,212
2,080	Boyd Gaming Corp.†(a)	17,202
840	Bravo Brio Restaurant Group, Inc.†(a)	13,297
1,160	Brunswick Corp.	39,695
2,640	Buffalo Wild Wings, Inc.†(a)	231,079
1,470	Cabela's, Inc.†	89,347
530	Capella Education Co.†	16,504
240	Cavco Industries, Inc.†(a)	11,417
1,160	CEC Entertainment, Inc.	37,990
1,655	Cheesecake Factory, Inc. (The)(a)	63,900
817	Cherokee, Inc.	11,193
410	Children's Place Retail Stores, Inc. (The)†(a)	18,376
8,317	Coinstar, Inc.†(a)	485,879
1,870	Cooper Tire & Rubber Co.	47,984
460	Cracker Barrel Old Country Store, Inc.	37,191
2,064	Crocs, Inc.†	30,588
4,230	Deckers Outdoor Corp.†(a)	235,569
526	DineEquity, Inc.	36,184
997	Domino's Pizza, Inc.	51,286
1,082	Dorman Products, Inc.(a)	40,261
670	Ethan Allen Interiors, Inc.(a)	22,057
9,457	Express, Inc.†	168,429
1,249	Finish Line, Inc. (The), Class A(a)	24,468
8,280	Francesca's Holdings Corp.†(a)	237,305
670	Genesco, Inc.†	40,260
1,220	Gentherm, Inc.†	19,984
490	G-III Apparel Group, Ltd.†	19,654
670	Grand Canyon Education, Inc.†(a)	17,011
5,440	Group 1 Automotive, Inc.(a)	326,781
527	Hibbett Sports, Inc.†(a)	29,654
660	Hillenbrand, Inc.	16,685
324	HSN, Inc.	17,775
694	Jos A Bank Clothiers, Inc.†(a)	27,691
590	K12, Inc.†(a)	14,225
5,430	LeapFrog Enterprises, Inc., Class A†(a)	46,481
3,210	Libbey, Inc.†	62,049
819	Life Time Fitness, Inc.†	35,037
2,590	Lions Gate Entertainment Corp.†(a)	61,564
560	Lumber Liquidators Holdings, Inc.†(a)	39,323
2,900	MDC Partners, Inc., Class A(a)	46,893
11,140	Meritage Homes Corp.†(a)	522,020
5,010	Morgans Hotel Group Co.†	29,659
460	Movado Group, Inc.(a)	15,419
7,603	MTR Gaming Group, Inc.†	25,090
1,750	Multimedia Games Holding Co., Inc.†(a)	36,522
1,394	National CineMedia, Inc.	21,997
1,440	Nexstar Broadcasting Group, Inc., Class A	25,920
4,740	Orbitz Worldwide, Inc.†(a)	27,065
450	Oxford Industries, Inc.(a)	23,895

Shares		Value
Consumer Discretionary — (continued)
963	Papa John's International, Inc.†	$59,533
24,201	Pier 1 Imports, Inc.(a)	556,623
2,120	Pinnacle Entertainment, Inc.†(a)	30,994
646	Pool Corp.	31,008
5,581	Red Robin Gourmet Burgers, Inc.†(a)	254,494
7,060	Ruth's Hospitality Group, Inc.†	67,352
1,370	Ryland Group, Inc. (The)(a)	57,019
3,410	Scientific Games Corp., Class A†(a)	29,838
600	Select Comfort Corp.†	11,862
2,143	Sinclair Broadcast Group, Inc., Class A	43,374
812	Six Flags Entertainment Corp.	58,854
3,010	Skullcandy, Inc.†	15,893
2,990	Smith & Wesson Holding Corp.†(a)	26,910
19,600	Sonic Corp.†(a)	252,448
1,070	Sotheby's	40,029
9,505	Steven Madden, Ltd.†(a)	410,046
417	Sturm Ruger & Co., Inc.(a)	21,154
810	Tenneco, Inc.†	31,841
1,670	Texas Roadhouse, Inc., Class A(a)	33,717
1,351	Tower International, Inc.†(a)	18,914
3,140	Town Sports International Holdings, Inc.(a)	29,704
806	True Religion Apparel, Inc.	21,045
2,140	Valassis Communications, Inc.(a)	63,922
456	Vitamin Shoppe, Inc.†	22,276
1,689	Zagg, Inc.†(a)	12,296
496	Zumiez, Inc.†(a)	11,358
		6,457,209
Consumer Staples — 5.2%
5,620	Annie's, Inc.†(a)	215,021
1,621	B&G Foods, Inc., Class A(a)	49,424
157	Boston Beer Co., Inc. (The), Class A†(a)	25,063
1,308	Cal-Maine Foods, Inc.	55,669
652	Casey's General Stores, Inc.(a)	38,012
2,030	Central Garden and Pet Co., Class A†(a)	16,687
430	Coca-Cola Bottling Co. Consolidated	25,938
1,880	Craft Brew Alliance, Inc.†(a)	13,987
900	Elizabeth Arden, Inc.†	36,225
560	Hain Celestial Group, Inc. (The)†(a)	34,205
10,080	Inter Parfums, Inc.(a)	246,255
400	J&J Snack Foods Corp.(a)	30,756
464	Lancaster Colony Corp.	35,728
730	Medifast, Inc.†(a)	16,732
180	Nature's Sunshine Products, Inc.(a)	2,743
1,238	Nu Skin Enterprises, Inc., Class A(a)	54,720
1,030	Pantry, Inc. (The)†(a)	12,844
1,670	Pilgrim's Pride Corp.†(a)	15,347
500	Post Holdings, Inc.†	21,465
16,015	Prestige Brands Holdings, Inc.†	411,425
180	Pricesmart, Inc.(a)	14,009
650	Sanderson Farms, Inc.(a)	35,503
740	Snyders-Lance, Inc.	18,692
580	Spectrum Brands Holdings, Inc.	32,822
7,890	Star Scientific, Inc.†(a)	13,097
6,205	TreeHouse Foods, Inc.†	404,256
890	United Natural Foods, Inc.†	43,788
1,060	USANA Health Sciences, Inc.†(a)	51,230
1,450	Vector Group, Ltd.(a)	23,374
270	WD-40 Co.	14,788
		2,009,805
Energy — 4.8%
15,370	Approach Resources, Inc.†(a)	378,256
1,785	Berry Petroleum Co., Class A	82,628
4,560	BPZ Resources, Inc.†(a)	10,351
21,903	Callon Petroleum Co.†	81,041

Wilshire Variable Insurance Trust
Small Cap Fund (f/k/a Small Cap Growth Fund)	March 31, 2013
Schedule of Investments	(Unaudited)

Shares		Value
Energy — (continued)
1,050	Carrizo Oil & Gas, Inc.†(a)	$27,059
1,015	Energy XXI Bermuda, Ltd.(a)	27,628
146	Geospace Technologies Corp.†(a)	15,756
14,410	Gulfport Energy Corp.†(a)	660,410
3,876	Halcon Resources Corp.†(a)	30,194
1,370	ION Geophysical Corp.†(a)	9,330
2,890	Kodiak Oil & Gas Corp.†	26,270
940	Northern Oil and Gas, Inc.†(a)	13,517
1,490	Oasis Petroleum, Inc.†	56,724
29,739	Pacific Drilling SA†	300,364
1,104	Rosetta Resources, Inc.†(a)	52,528
480	Targa Resources Corp.	32,621
2,988	Vaalco Energy, Inc.†(a)	22,679
1,113	Western Refining, Inc.(a)	39,412
		1,866,768
Financials — 11.8%
1,010	Acadia Realty Trust(a)	28,048
730	American Assets Trust, Inc.	23,367
1,530	American Safety Insurance Holdings, Ltd.†(a)	38,189
1,409	Amtrust Financial Services, Inc.(a)	48,822
760	Apollo Residential Mortgage, Inc.(a)	16,940
11,433	Bank of the Ozarks, Inc.(a)	507,053
5,640	BGC Partners, Inc., Class A	23,463
350	BofI Holding, Inc.†(a)	12,558
1,200	Bridge Capital Holdings†(a)	18,288
290	Cash America International, Inc.(a)	15,216
3,140	CBL & Associates Properties, Inc.(a)	74,104
460	Coresite Realty Corp.†(a)	16,091
216	Credit Acceptance Corp.†(a)	26,348
2,560	DFC Global Corp.†(a)	42,598
610	Eagle Bancorp, Inc.†	13,353
1,116	Encore Capital Group, Inc.†(a)	33,591
12,250	FelCor Lodging Trust, Inc.†	72,887
320	First Cash Financial Services, Inc.†	18,669
5,330	Glimcher Realty Trust(a)	61,828
2,440	Greenlight Capital Re, Ltd., Class A†	59,658
710	HFF, Inc., Class A	14,150
490	Highwoods Properties, Inc.(a)	19,389
22,725	Hilltop Holdings, Inc.†	306,560
9,085	Home BancShares, Inc.(a)	342,232
240	Home Properties, Inc.(a)	15,221
860	Homeowners Choice, Inc.(a)	23,435
2,280	Inland Real Estate Corp.(a)	23,005
1,635	Investors Bancorp, Inc.(a)	30,705
1,660	Investors Real Estate Trust(a)	16,384
5,550	MarketAxess Holdings, Inc.(a)	207,015
1,890	Meadowbrook Insurance Group, Inc.(a)	13,324
1,638	MicroFinancial, Inc.	13,808
1,810	Montpelier Re Holdings, Ltd.(a)	47,151
285	National Health Investors, Inc.(a)	18,653
540	Nationstar Mortgage Holdings, Inc.†(a)	19,926
710	Navigators Group, Inc. (The)†	41,712
650	Ocwen Financial Corp.†(a)	24,648
2,410	Omega Healthcare Investors, Inc.(a)	73,168
230	Portfolio Recovery Associates, Inc.†	29,192
31,015	PrivateBancorp, Inc., Class A(a)	586,494
249	PS Business Parks, Inc.	19,651
800	Regional Management Corp.†	16,160
490	Ryman Hospitality Properties(a)	22,418
5,205	Signature Bank†(a)	409,946
390	Sovran Self Storage, Inc.(a)	25,151
1,090	State Auto Financial Corp.(a)	18,988
8,270	Strategic Hotels & Resorts, Inc.†(a)	69,055
6,570	SVB Financial Group†(a)	466,076

Shares		Value
Financials — (continued)
830	Taylor Capital Group, Inc.†(a)	$13,272
9,170	Texas Capital Bancshares, Inc.†(a)	370,926
2,674	Tower Group International, Ltd.(a)	49,333
1,030	Tree.com, Inc.	19,045
1,270	UMH Properties, Inc.	13,043
647	World Acceptance Corp.†(a)	55,558
		4,585,865
Health Care — 19.1%
1,060	ABIOMED, Inc.†(a)	19,790
7,420	Accuray, Inc.†(a)	34,429
1,143	Acorda Therapeutics, Inc.†	36,610
18,726	Air Methods Corp.(a)	903,342
41,156	Akorn, Inc.†(a)	569,187
1,500	Align Technology, Inc.(a)	50,265
4,030	Alkermes PLC†(a)	95,551
1,380	Alnylam Pharmaceuticals, Inc.†	33,631
1,020	AMAG Pharmaceuticals, Inc.†	24,327
1,608	AMN Healthcare Services, Inc.†	25,455
950	Amsurg Corp., Class A†	31,958
4,350	Anacor Pharmaceuticals, Inc.†(a)	28,101
270	Analogic Corp.	21,336
1,800	Anika Therapeutics, Inc.†(a)	26,136
6,162	Arena Pharmaceuticals, Inc.†(a)	50,590
490	ArthroCare Corp.	17,032
5,906	athenahealth, Inc.†(a)	573,118
1,110	Auxilium Pharmaceuticals, Inc.†(a)	19,181
2,230	AVEO Pharmaceuticals, Inc.†(a)	16,390
710	Bio-Reference Labs, Inc.†(a)	18,446
1,910	Cambrex Corp.†	24,429
580	Capital Senior Living Corp.†	15,329
970	Celldex Therapeutics, Inc.†	11,233
10,179	Centene Corp.†	448,283
468	Cepheid, Inc.†(a)	17,957
5,103	Cerus Corp.†(a)	22,555
642	Chemed Corp.(a)	51,347
3,261	Computer Programs & Systems, Inc.(a)	176,453
1,743	Cubist Pharmaceuticals, Inc.†(a)	81,607
3,280	Cumberland Pharmaceuticals, Inc.†(a)	16,334
690	Cyberonics, Inc.†	32,299
1,930	Dendreon Corp.†(a)	9,129
10,779	Depomed, Inc.†	63,273
1,000	DexCom, Inc.†	16,720
5,550	Dyax Corp.†	24,198
5,940	Dynavax Technologies Corp.†(a)	13,187
685	Emergent Biosolutions, Inc.†	9,576
3,840	Emeritus Corp.†	106,714
2,020	Endocyte, Inc.†(a)	25,149
1,476	Ensign Group, Inc. (The)(a)	49,298
1,910	Exact Sciences Corp.†(a)	18,718
1,450	ExamWorks Group, Inc.†(a)	25,114
2,153	Exelixis, Inc.†(a)	9,947
1,060	Haemonetics Corp.†	44,160
1,690	Halozyme Therapeutics, Inc.†(a)	9,751
2,570	HealthSouth Corp.†(a)	67,771
14,087	HMS Holdings Corp.†(a)	382,462
370	ICU Medical, Inc.†	21,812
1,525	ImmunoGen, Inc.†	24,492
1,590	Impax Laboratories, Inc.†	24,550
690	Infinity Pharmaceuticals, Inc.†	33,444
440	IPC The Hospitalist Co., Inc.†(a)	19,571
890	Ironwood Pharmaceuticals, Inc., Class A†(a)	16,278
1,856	Jazz Pharmaceuticals PLC†(a)	103,769
360	Magellan Health Services, Inc.†	17,125
1,233	Masimo Corp.(a)	24,192
1,410	MedAssets, Inc.†	27,142

Wilshire Variable Insurance Trust
Small Cap Fund (f/k/a Small Cap Growth Fund)	March 31, 2013
Schedule of Investments	(Unaudited)

Shares		Value
Health Care — (continued)
1,505	Medicines Co. (The)†(a)	$50,297
10,720	Medidata Solutions, Inc.†(a)	621,546
198	Medivation, Inc.†(a)	9,260
2,750	Merrimack Pharmaceuticals, Inc.†(a)	16,775
1,220	Molina Healthcare, Inc.†(a)	37,661
465	MWI Veterinary Supply, Inc.†	61,501
3,400	Natus Medical, Inc.†	45,696
4,380	Nektar Therapeutics†(a)	48,180
1,600	NuVasive, Inc.†	34,096
2,430	Omeros Corp.†(a)	10,012
1,230	Omnicell, Inc.†(a)	23,222
3,067	Opko Health, Inc.†(a)	23,401
720	Orthofix International NV†(a)	25,826
1,386	Owens & Minor, Inc.(a)	45,128
6,050	Pain Therapeutics, Inc.	20,751
14,069	PAREXEL International Corp.†(a)	555,866
5,221	PDL BioPharma, Inc.(a)	38,166
1,323	Pharmacyclics, Inc.†(a)	106,382
1,780	Pozen, Inc.†(a)	9,381
1,090	Providence Service Corp. (The)†(a)	20,154
1,799	Questcor Pharmaceuticals, Inc.(a)	58,539
4,840	Rigel Pharmaceuticals, Inc.†	32,864
693	Salix Pharmaceuticals, Ltd.†	35,468
1,900	Santarus, Inc.†(a)	32,927
5,030	Sciclone Pharmaceuticals, Inc.†	23,138
1,580	Select Medical Holdings Corp.(a)	14,220
2,920	Sequenom, Inc.†(a)	12,118
2,438	Skilled Healthcare Group, Inc., Class A†(a)	16,018
2,345	Spectrum Pharmaceuticals, Inc.(a)	17,494
1,625	STERIS Corp.(a)	67,616
3,100	Sunesis Pharmaceuticals, Inc.†(a)	16,957
490	Synageva BioPharma Corp.†	26,911
906	Team Health Holdings, Inc.†	32,960
653	Theravance, Inc.†(a)	15,424
4,120	Threshold Pharmaceuticals, Inc.†(a)	18,993
490	U.S. Physical Therapy, Inc.	13,157
121	Utah Medical Products, Inc.(a)	5,901
7,250	Vanda Pharmaceuticals, Inc.†	28,420
1,070	Vanguard Health Systems, Inc.†	15,911
1,350	Vascular Solutions, Inc.†	21,897
3,710	Vical, Inc.†(a)	14,766
2,610	Vivus, Inc.†(a)	28,710
12,230	Vocera Communications, Inc.†(a)	281,290
1,038	WellCare Health Plans, Inc.†	60,163
380	West Pharmaceutical Services, Inc.	24,677
2,580	XenoPort, Inc.†	18,447
		7,418,530
Industrials — 18.6%
1,282	3D Systems Corp.†(a)	41,332
2,100	Acacia Research Corp.	63,357
1,920	Aceto Corp.	21,254
475	Acuity Brands, Inc.(a)	32,941
1,090	ADA-ES, Inc.†(a)	28,961
13,565	Advisory Board Co. (The)†(a)	712,434
1,410	Aircastle, Ltd.	19,289
1,734	Alaska Air Group, Inc.†	110,907
440	Altra Holdings, Inc.	11,977
1,162	Applied Industrial Technologies, Inc.(a)	52,290
1,090	Argan, Inc.	16,252
1,177	Astronics Corp.†(a)	35,098
3,500	Avis Budget Group, Inc.†(a)	97,405
424	AZZ, Inc.	20,437
710	Barrett Business Services, Inc.(a)	37,389
12,260	Beacon Roofing Supply, Inc.(a)	473,972

Shares		Value
Industrials — (continued)
1,480	Belden, Inc.	$76,442
4,520	Blount International, Inc.	60,478
1,220	Brink's Co. (The)	34,477
4,550	Builders FirstSource, Inc.†	26,663
2,593	CAI International, Inc.†	74,730
1,130	CDI Corp.	19,436
1,079	Celadon Group, Inc.(a)	22,508
3,958	Chart Industries, Inc.†(a)	316,679
377	CLARCOR, Inc.(a)	19,747
3,664	Coleman Cable, Inc.	54,960
1,050	Comfort Systems USA, Inc.(a)	14,794
1,391	Corporate Executive Board Co. (The)(a)	80,900
1,160	CPI Aerostructures, Inc.†	9,941
850	Deluxe Corp.(a)	35,190
1,260	DigitalGlobe, Inc.†	36,427
706	DXP Enterprises, Inc.†(a)	52,738
1,890	Edgen Group, Inc., Class A†	13,665
1,050	EnerNOC, Inc.†	18,239
9,530	EnerSys, Inc.†(a)	434,378
210	Exponent, Inc.(a)	11,327
3,090	Federal Signal Corp.†(a)	25,153
5,140	Flow International Corp.†	20,097
5,200	GenCorp, Inc.†(a)	69,160
1,050	Genessee & Wyoming, Inc., Class A†(a)	97,765
580	GP Strategies Corp.†	13,839
3,170	Great Lakes Dredge & Dock Corp.(a)	21,334
1,770	H&E Equipment Services, Inc.	36,108
3,390	Hawaiian Holdings, Inc.†(a)	19,526
21,780	Healthcare Services Group, Inc.(a)	558,221
1,612	HEICO Corp.(a)	69,977
2,250	Hexcel Corp.†	65,272
7,105	Hub Group, Inc., Class A†	273,258
1,610	John Bean Technologies Corp.(a)	33,407
1,090	Kforce, Inc.	17,843
622	Lindsay Corp.(a)	54,848
2,024	MasTec, Inc.†(a)	59,000
340	Middleby Corp.†(a)	51,731
1,020	Mueller Industries, Inc.	54,356
2,820	Mueller Water Products, Inc., Class A	16,723
1,780	MYR Group, Inc.†(a)	43,717
368	National Presto Industries, Inc.	29,624
190	Nortek, Inc.†	13,558
1,809	Old Dominion Freight Line, Inc.†	69,104
730	Park-Ohio Holdings Corp.†	24,185
610	Patrick Industries, Inc.†(a)	9,614
2,950	Primoris Services Corp.	65,224
1,002	Raven Industries, Inc.(a)	33,677
6,100	Republic Airways Holdings, Inc.†	70,394
770	SeaCube Container Leasing, Ltd.	17,679
1,680	SkyWest, Inc.	26,964
180	Standex International Corp.(a)	9,940
840	Sterling Construction Co., Inc.†(a)	9,148
1,970	Swift Transportation Co., Class A†	27,935
2,560	Sypris Solutions, Inc.	10,701
3,807	TAL International Group, Inc.(a)	172,495
3,290	Taser International, Inc.†(a)	26,156
520	Tetra Tech, Inc.†	15,855
1,478	Textainer Group Holdings, Ltd.(a)	58,455
1,312	Titan International, Inc.(a)	27,657
2,113	Titan Machinery, Inc.†(a)	58,636
700	TMS International Corp., Class A†	9,240
1,470	Trimas Corp.†	47,731
7,240	Triumph Group, Inc.(a)	568,340
5,700	US Airways Group, Inc.†(a)	96,729
2,840	USG Corp.†(a)	75,090
2,970	Wabash National Corp.†(a)	30,175

Wilshire Variable Insurance Trust
Small Cap Fund (f/k/a Small Cap Growth Fund)	March 31, 2013
Schedule of Investments	(Unaudited)

Shares		Value
Industrials — (continued)
7,330	Wabtec Corp.	$748,466
960	Werner Enterprises, Inc.(a)	23,174
630	Wesco Aircraft Holdings, Inc.†(a)	9,274
490	Woodward, Inc.(a)	19,482
		7,195,051
Information Technology — 18.3%
760	ACI Worldwide, Inc.†	37,134
1,850	Active Network, Inc.†(a)	7,751
569	Advent Software, Inc.†	15,915
497	Anixter International, Inc.	34,750
40,168	Applied Micro Circuits Corp.†(a)	298,047
890	Arris Group, Inc.†(a)	15,281
2,010	Aruba Networks, Inc.(a)	49,727
700	Aspen Technology, Inc.†	22,603
1,010	ATMI, Inc.†	22,654
20,234	AVG Technologies NV†(a)	281,657
4,940	Bazaarvoice, Inc.†(a)	36,161
858	Blackbaud, Inc.(a)	25,423
2,160	Blucora, Inc.(a)	33,437
400	BroadSoft, Inc.†(a)	10,588
360	Cabot Microelectronics Corp.†(a)	12,510
304	CACI International, Inc., Class A†(a)	17,592
3,900	CalAmp Corp.†	42,783
1,156	Cardtronics, Inc.†	31,744
1,435	Cass Information Systems, Inc.(a)	60,327
780	Cavium, Inc.†(a)	30,272
2,610	Ciena Corp.†	41,786
2,722	Cirrus Logic, Inc.†(a)	61,925
384	Cognex Corp.	16,186
880	CommVault Systems, Inc.†	72,142
530	Comverse, Inc.†(a)	14,861
1,730	CSG Systems International, Inc.†(a)	36,659
1,970	Datalink Corp.†	23,797
320	Dealertrack Technologies, Inc.†(a)	9,402
2,725	Dice Holdings, Inc.†(a)	27,604
1,280	Ellie Mae, Inc.†(a)	30,784
2,440	Entegris, Inc.†	24,058
2,540	Exar Corp.†	26,670
1,664	Fair Isaac Corp.	76,028
323	FARO Technologies, Inc.†	14,015
794	FEI Co.(a)	51,253
4,960	Global Cash Access Holdings, Inc.†	34,968
820	Globecomm Systems, Inc.†	9,848
4,150	Glu Mobile, Inc.†(a)	12,367
6,256	GT Advanced Technologies, Inc.†(a)	20,582
2,934	Heartland Payment Systems, Inc.(a)	96,734
435	Hittite Microwave Corp.†(a)	26,344
1,150	iGATE Corp.†(a)	21,631
3,100	Immersion Corp.†(a)	36,394
6,530	Infinera Corp.†(a)	45,710
810	Infoblox, Inc.†	17,577
21,220	Inphi Corp.†	221,749
790	InterDigital, Inc.(a)	37,786
19,365	InvenSense, Inc., Class A†	206,818
10,230	Ixia†(a)	221,377
1,216	j2 Global, Inc.(a)	47,679
1,600	Key Tronic Corp.†(a)	18,336
530	Liquidity Services, Inc.†(a)	15,799
29,490	LivePerson, Inc.†(a)	400,474
934	LogMeIn, Inc.†(a)	17,951
420	Loral Space & Communications, Inc.	25,990
610	Manhattan Associates, Inc.†(a)	45,317
1,380	Market Leader, Inc.†(a)	12,365
6,261	MAXIMUS, Inc.(a)	500,692
1,970	MaxLinear, Inc., Class A†	12,214
7,020	MEMC Electronic Materials, Inc.†(a)	30,888

Shares		Value
Information Technology — (continued)
2,460	Mentor Graphics Corp.	$44,403
2,446	Micrel, Inc.(a)	25,707
2,110	Microsemi Corp.†(a)	48,889
1,120	Millennial Media, Inc.†(a)	7,112
2,040	MoneyGram International, Inc.†(a)	36,924
654	Monotype Imaging Holdings, Inc.(a)	15,532
215	MTS Systems Corp.(a)	12,502
920	Multi-Fineline Electronix, Inc.†	14,196
370	NETGEAR, Inc.†	12,399
850	Netscout Systems, Inc.†	20,885
742	NIC, Inc.(a)	14,217
396	OpenTable, Inc.†(a)	24,940
740	OSI Systems, Inc.†(a)	46,095
1,580	PDF Solutions, Inc.†	25,312
605	Plantronics, Inc.	26,735
1,600	Plexus Corp.†	38,896
4,870	PLX Technology, Inc.†(a)	22,207
340	Power Integrations, Inc.	14,759
3,449	PRGX Global, Inc.†	23,970
17,240	Procera Networks, Inc.†(a)	204,984
2,130	PTC, Inc.†	54,294
15,280	QLIK Technologies, Inc.†(a)	394,682
3,620	Rambus, Inc.†(a)	20,308
9,240	RF Micro Devices, Inc.†	49,157
1,740	Rosetta Stone, Inc.†	26,761
1,170	Saba Software, Inc.†	9,301
940	Semtech Corp.†(a)	33,267
3,290	ShoreTel, Inc.†	11,943
860	Silicon Graphics International Corp.†(a)	11,825
7,120	Silicon Image, Inc.†	34,603
4,420	Sourcefire, Inc.†(a)	261,797
8,661	SPS Commerce, Inc.†(a)	369,565
230	Stratasys, Ltd.†(a)	17,071
1,406	Super Micro Computer, Inc.†	15,874
6,210	support.com, Inc.†	25,958
407	Synaptics, Inc.†(a)	16,561
22,775	Synchronoss Technologies, Inc.†(a)	706,708
183	Syntel, Inc.	12,356
3,080	Take-Two Interactive Software, Inc.†(a)	49,742
890	Tangoe, Inc.†(a)	11,027
2,123	TeleTech Holdings, Inc.†(a)	45,029
3,369	Telular Corp.(a)	33,892
485	Tessco Technologies, Inc.(a)	10,495
510	Tyler Technologies, Inc.†	31,243
502	Ultimate Software Group, Inc.†(a)	52,288
610	Unisys Corp.†(a)	13,878
430	Universal Display Corp.†(a)	12,638
630	ValueClick, Inc.†	18,617
785	Verint Systems, Inc.†	28,692
588	VirnetX Holding Corp.†(a)	11,272
980	Virtusa Corp.†(a)	23,285
1,780	Vocus, Inc.†(a)	25,187
1,700	Web.com Group, Inc.†(a)	29,036
2,384	Websense, Inc.†(a)	35,760
863	WEX, Inc.†	67,746
4,799	XO Group, Inc.†	47,990
9,027	Zix Corp.†	32,317
		7,083,945
Materials — 3.8%
3,170	AK Steel Holding Corp.†(a)	10,493
1,360	American Vanguard Corp.(a)	41,535
2,000	Arabian American Development Co.†(a)	16,860
1,000	Axiall Corp.(a)	62,160
590	Berry Plastics Group, Inc.†(a)	11,239
990	Buckeye Technologies, Inc.(a)	29,650
1,580	Chemtura Corp.†	34,144

Wilshire Variable Insurance Trust
Small Cap Fund (f/k/a Small Cap Growth Fund)	March 31, 2013
Schedule of Investments	(Unaudited)

Shares		Value
Materials — (continued)
1,450	Clearwater Paper Corp.†	$76,401
1,770	Coeur d'Alene Mines Corp.†(a)	33,382
720	Eagle Materials, Inc.(a)	47,974
4,020	GSE Holding, Inc.†	33,205
2,287	Handy & Harman, Ltd.†	35,197
386	Haynes International, Inc.	21,346
390	HB Fuller Co.	15,241
3,710	Headwaters, Inc.†	40,439
740	Innophos Holdings, Inc.	40,374
651	Koppers Holdings, Inc.(a)	28,631
16,950	Kraton Performance Polymers, Inc.†	396,630
5,850	Myers Industries, Inc.	81,666
1,130	Neenah Paper, Inc.	34,759
2,400	Olin Corp.(a)	60,528
2,170	OMNOVA Solutions, Inc.†	16,644
2,590	PH Glatfelter Co.(a)	60,554
1,830	PolyOne Corp.(a)	44,670
840	Schweitzer-Mauduit International, Inc.(a)	32,533
1,430	SunCoke Energy, Inc.†(a)	23,352
190	United States Lime & Minerals, Inc.†	10,106
8,710	Wausau Paper Corp.	93,894
2,680	Zep, Inc.(a)	40,227
		1,473,834
Telecommunication Services — 0.3%
4,370	Cincinnati Bell, Inc.†(a)	14,246
1,520	General Communication, Inc., Class A†(a)	13,938
1,490	HickoryTech Corp.	15,123
1,050	magicJack VocalTec, Ltd.†(a)	14,700
5,110	Primus Telecommunications Group, Inc.(a)	56,466
		114,473
Total Common Stock
(Cost $32,062,690)		38,205,480

SHORT-TERM INVESTMENTS (b) — 52.5%
644,907	Northern Trust Institutional Government Select Portfolio, 0.010%	644,907
19,695,336	Northern Trust Institutional Liquid Asset Portfolio, 0.010%(c)	19,695,335

Total Short-Term Investments
(Cost $20,340,242)		20,340,242

WARRANT — 0.0%
327	Magnum Hunter Resources Corp., Expires 08/29/14	3

Total Warrant (Cost $–)		3
Total Investments — 151.0%
(Cost $52,402,932)‡		58,545,725
Other Assets & Liabilities, Net — (51.0)%		(19,780,845)
NET ASSETS — 100.0%		$38,764,880

Ltd. — Limited
PLC — Public Limited Company

†	Non-income producing security.
‡	At March 31, 2013, the tax basis cost of the Fund's investments was $52,402,932, and the unrealized appreciation and depreciation were $6,951,809 and $(809,016), respectively.
(a)	This security or a partial position of this security is on loan at March 31, 2013. The total market value of securities on loan at March 31, 2013 was $19,383,875.
(b)	Rate shown is the 7-day effective yield as of March 31, 2013.
(c)
This security was purchased with cash collateral held from securities on loan. The total value of such securities as of March 31, 2013 was $19,695,335.  Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $119,556.

The following is a summary of the inputs used as of March 31, 2013 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$38,205,480	$—	$—	$38,205,480
Warrant	—	—	3	3
Short-Term Investments	20,340,242	—	—	20,340,242
Total Investments in Securities	$58,545,722	$—	$3	$58,545,725

Amounts designated as “—” are either $0, or have been rounded to $0.

For the period ended March 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

Wilshire Variable Insurance Trust
International Equity Fund	March 31, 2013
Schedule of Investments	(Unaudited)

Shares		Value

COMMON STOCK — 88.3%
Australia — 4.2%
980	AGL Energy, Ltd.	$16,225
5,331	Alumina, Ltd.†	6,191
3,361	Amcor, Ltd.	32,570
3,220	AMP, Ltd.	17,546
1,749	Aristocrat Leisure, Ltd.	6,695
15,876	Australia & New Zealand Banking Group, Ltd.	473,583
5,053	BHP Billiton, Ltd.	172,771
1,112	BlueScope Steel, Ltd.†	5,840
2,590	Brambles, Ltd.	22,969
2,470	Commonwealth Bank of Australia	175,477
1,000	CSL, Ltd.	61,824
1,215	DuluxGroup, Ltd.	5,647
2,388	Echo Entertainment Group, Ltd.	8,693
3,120	Fortescue Metals Group, Ltd.	12,919
2,117	GPT Group	8,195
888	Iluka Resources, Ltd.	8,730
3,759	Incitec Pivot, Ltd.	12,152
34,270	Insurance Australia Group, Ltd.	204,483
342	Leighton Holdings, Ltd.	7,367
1,114	Macquarie Atlas Roads Group†	1,813
528	Macquarie Group, Ltd.	20,544
3,409	National Australia Bank, Ltd.	110,017
1,619	Newcrest Mining, Ltd.	33,899
615	Orica, Ltd.	15,724
2,116	Origin Energy, Ltd.	29,455
1,610	QBE Insurance Group, Ltd.	22,766
791	Rio Tinto, Ltd.	47,455
2,098	Santos, Ltd.	27,256
13,200	Sonic Healthcare, Ltd.	192,108
4,886	Stockland	18,650
2,843	Suncorp Group, Ltd.	35,094
2,388	Tabcorp Holdings, Ltd.	8,054
52,900	Telstra Corp., Ltd.	248,790
1,550	Toll Holdings, Ltd.	9,607
2,602	Transurban Group	17,305
1,937	Wesfarmers, Ltd.	81,352
254	Wesfarmers, Ltd. PPS	10,814
3,555	Westfield Group	40,286
3,555	Westfield Retail Trust	11,194
5,711	Westpac Banking Corp.	183,825
970	Woodside Petroleum, Ltd.	36,364
2,227	Woolworths, Ltd.	78,636
383	WorleyParsons, Ltd.	9,906
		2,550,791
Austria — 0.1%
247	Erste Group Bank AG	6,911
260	OMV AG	11,085
790	Telekom Austria AG	5,188
450	Vienna Insurance Group	21,838
		45,022
Belgium — 1.0%
526	Ageas	17,851
1,407	Anheuser-Busch InBev NV	139,865
280	Belgacom SA	6,970
197	Delhaize Group SA	10,753
136	Groupe Bruxelles Lambert SA	10,416
400	KBC Groep NV	13,868
100	Solvay SA	13,568
5,600	UCB SA	358,190
		571,481

Shares		Value
Brazil — 1.5%
8,800	Banco Bradesco SA ADR	$149,776
12,800	Cia de Saneamento Basico do Estado de Sao Paulo ADR†	610,944
8,800	Vale SA ADR, Class B	152,152
		912,872
Canada — 3.5%
1,100	Agrium, Inc.	107,234
6,800	Alimentation Couche Tard, Inc., Class B	368,457
4,200	Canadian National Railway Co.	422,005
2,300	Canadian Pacific Railway, Ltd.	299,997
6,800	Husky Energy, Inc.	195,137
2,900	Intact Financial Corp.	177,656
2,300	Magna International, Inc.	135,150
5,400	Pacific Rubiales Energy Corp.	113,936
4,500	Royal Bank of Canada	271,023
		2,090,595
China — 1.5%
48,000	Anhui Conch Cement Co., Ltd., Class H†	160,035
326,000	China CITIC Bank Corp., Ltd., Class H†	196,557
260,000	China Minsheng Banking Corp., Ltd., Class H†	332,597
135,000	Dongyue Group	78,572
7,327	Foxconn International Holdings, Ltd.†	2,749
89,100	PICC Property & Casualty Co., Ltd., Class H	114,853
3,200	Sands China, Ltd.	16,651
		902,014
Denmark — 1.1%
3	AP Moller - Maersk A/S, Class B	23,543
190	Carlsberg A, Class B	18,522
841	Danske Bank A/S†	15,077
4,700	DSV A/S(a)	113,727
657	Novo Nordisk A/S, Class B	105,884
625	Novozymes A, Class B	21,220
14,100	Topdanmark A†	338,178
350	Vestas Wind Systems A/S†	2,805
		638,956
Finland — 1.6%
1,070	Fortum OYJ	21,581
260	Kone OYJ, Class B	20,498
5,740	Nokia OYJ	18,670
24,000	Pohjola Bank PLC, Class A	350,964
12,560	Sampo, Class A	484,373
1,450	Stora Enso OYJ, Class R	9,386
1,188	UPM-Kymmene OYJ	13,286
270	Wartsila OYJ Abp	12,169
		930,927
France — 5.8%
370	Accor SA	12,867
512	Air Liquide SA	62,268
4,580	Alcatel-Lucent†	6,172
440	Alstom SA	17,945
2,840	AXA SA	49,073
7,648	BNP Paribas	393,197
450	Bouygues SA	12,220
290	Cap Gemini SA	13,214
964	Carrefour SA	26,404
2,800	Christian Dior SA	464,716
720	Cie de St.-Gobain	26,733

Wilshire Variable Insurance Trust
International Equity Fund	March 31, 2013
Schedule of Investments	(Unaudited)

Shares		Value
France — (continued)
295	Cie Generale de Geophysique-Veritas†	$6,653
2,245	Cie Generale des Etablissements Michelin, Class B	188,067
340	Cie Generale d'Optique Essilor International SA	37,830
720	CNP Assurances	9,894
1,610	Credit Agricole SA†	13,289
950	Danone SA	66,140
370	Edenred†	12,125
362	Electricite de France SA	6,943
3,492	France Telecom SA	35,380
2,118	GDF Suez	40,684
350	Lafarge SA	23,300
330	Lagardere SCA	12,162
490	L'Oreal SA	77,731
509	LVMH Moet Hennessy Louis Vuitton SA	87,442
40	Neopost SA†	2,399
285	Pernod-Ricard SA	35,518
100	PPR	21,990
520	Publicis Groupe SA	34,898
560	Renault SA	35,129
7,146	Sanofi-Aventis SA	728,706
806	Schneider Electric SA	58,934
1,650	Societe BIC SA	191,683
1,185	Societe Generale	39,009
3,330	Sodexo	310,363
450	Suez Environnement Co.	5,737
160	Technip SA	16,409
3,672	Total SA	175,847
132	Unibail-Rodamco	30,741
270	Vallourec SA	12,987
867	Veolia Environnement SA	10,985
604	Vinci SA	27,260
2,000	Vivendi SA	41,371
		3,482,415
Germany — 8.9%
3,600	Adidas AG	374,175
742	Allianz SE	101,140
6,452	BASF SE	566,439
5,189	Bayer AG	536,202
2,294	Bayerische Motoren Werke AG	198,496
165	Beiersdorf AG	15,248
950	Brenntag AG	148,532
6,279	Commerzbank AG†	9,249
213	Continental AG	25,527
1,439	Daimler AG	78,470
8,455	Deutsche Bank AG	330,522
350	Deutsche Boerse AG	21,230
1,323	Deutsche Post AG	30,528
4,911	Deutsche Telekom AG	51,984
2,952	E.ON SE	51,647
503	Fresenius Medical Care AG & Co. KGAA	34,005
4,907	Fresenius SE & Co. KGaA	606,227
3,550	Hannover Rueckversicherung SE	279,463
299	HeidelbergCement AG	21,558
210	Henkel AG & Co. KGaA	16,597
1,935	Infineon Technologies AG	15,308
404	K+S AG	18,832
260	Linde AG	48,427
106	Merck KGAA	16,009
310	Metro AG	8,823
2,591	Muenchener Rueckversicherungs AG	485,569
884	RWE AG	32,997
8,230	SAP AG	661,842
1,353	Siemens AG	145,835

Shares		Value
Germany — (continued)
280	Solarworld AG	$306
720	ThyssenKrupp AG†	14,677
2,164	Volkswagen AG	408,095
		5,353,959
Greece — 0.0%
1,070	Alpha Bank AE†	972
680	Hellenic Telecommunications Organization SA†	4,110
1,354	National Bank of Greece SA†	1,156
500	OPAP SA	3,938
454	Piraeus Bank SA†	113
		10,289
Guernsey — 0.0%
3,229	Resolution, Ltd.	13,413

Hong Kong — 5.5%
14,800	AIA Group, Ltd.	65,071
4,840	Bank of East Asia, Ltd.	19,148
11,600	BOC Hong Kong Holdings, Ltd.	38,798
32,200	Cheung Kong Holdings, Ltd.	477,016
28,000	Cheung Kong Infrastructure Holdings, Ltd.	192,412
54,000	China Overseas Land & Investment, Ltd.	149,346
2,582	CLP Holdings, Ltd.	22,635
2,049	Esprit Holdings, Ltd.	2,475
3,801	Hang Lung Properties, Ltd.	14,230
2,100	Hang Seng Bank, Ltd.	33,741
7,819	Hong Kong & China Gas Co., Ltd.	22,844
1,900	Hong Kong Exchanges and Clearing, Ltd.	32,467
5,100	Hutchison Whampoa, Ltd.	53,321
25,000	Jardine Strategic Holdings, Ltd.	991,520
370,000	Lenovo Group, Ltd.	369,036
8,258	Li & Fung, Ltd.	11,416
5,000	Link REIT	27,270
4,775	New World Development, Ltd.	8,115
3,100	Power Assets Holdings, Ltd.	29,298
101,000	SJM Holdings, Ltd.	252,832
1,900	Sun Hung Kai Properties, Ltd.	25,639
1,400	Swire Pacific, Ltd., Class A	17,885
121,000	Techtronic Industries Co.	296,105
4,500	Tencent Holdings, Ltd.	143,930
5,000	Wharf Holdings, Ltd.	44,716
		3,341,266
India — 0.3%
5,500	Dr. Reddy's Laboratories, Ltd. ADR	177,925

Indonesia — 0.4%
230,000	Bank Mandiri	237,549

Ireland — 0.1%
1,331	CRH PLC	29,387
770	Elan Corp. PLC†	8,921
2,400	Experian PLC	41,594
18	Prothena Corp. PLC†	121
		80,023
Isle of Man — 0.0%
12,000	Genting Singapore PLC†	14,515

Israel — 0.1%
1,223	Israel Chemicals, Ltd.	15,865
1,500	Teva Pharmaceutical Industries, Ltd.	59,689
		75,554

Wilshire Variable Insurance Trust
International Equity Fund	March 31, 2013
Schedule of Investments	(Unaudited)

Shares		Value
Italy — 0.9%
1,997	Assicurazioni Generali SPA	$31,262
798	Atlantia SPA	12,638
4,660	Banca Monte dei Paschi di Siena SPA†	1,112
1,530	Banco Popolare SC†	1,938
10,820	Enel SPA	35,474
13,346	Eni SPA	298,762
1,510	Fiat Industrial SPA	17,027
1,510	Fiat SPA†	8,065
1,090	Finmeccanica SPA†	5,258
16,320	Intesa Sanpaolo SPA	24,043
2,180	Intesa Sanpaolo SPA, RNC	2,762
2,310	Mediaset SPA	4,734
1,375	Mediobanca SPA	7,028
436	Saipem SPA	13,399
4,476	Snam Rete Gas SPA	20,445
14,324	Telecom Italia SPA	10,102
13,120	Telecom Italia SPA, RNC	8,088
6,422	UniCredit SPA	27,563
1,132	Unione di Banche Italiane SCPA	4,193
		533,893
Japan — 13.8%
300	Advantest Corp.	4,246
1,600	Aeon Co., Ltd.	20,713
500	Aisin Seiki Co., Ltd.	18,428
685	Ajinomoto Co., Inc.	10,070
1,100	Amada Co., Ltd.	7,315
700	Asahi Breweries, Ltd.	16,736
2,200	Asahi Glass Co., Ltd.	15,321
3,600	Asahi Kasei Corp.	24,326
900	Astellas Pharma, Inc.	48,563
4,100	Bank of Yokohama, Ltd. (The)	23,784
1,300	Bridgestone Corp.	43,735
1,798	Canon, Inc.	66,066
200	Central Japan Railway Co.	21,129
1,400	Chiba Bank, Ltd. (The)	10,090
878	Chubu Electric Power Co., Inc.	10,692
500	Chugai Pharmaceutical Co., Ltd.	11,140
100	Credit Saison Co., Ltd.	2,501
1,100	Dai Nippon Printing Co., Ltd.	10,508
18	Dai-ichi Life Insurance Co., Ltd.	24,151
1,400	Daiichi Sankyo Co., Ltd.	27,020
400	Daikin Industries, Ltd.	15,740
13,300	Dainippon Sumitomo Pharma Co., Ltd.	235,295
2,000	Daito Trust Construction Co., Ltd.	171,602
308	Daiwa House Industry Co., Ltd.	6,023
2,900	Daiwa Securities Group, Inc.	20,554
948	Denso Corp.	40,273
500	Dentsu, Inc.	14,931
2,600	East Japan Railway Co.	213,990
500	Eisai Co., Ltd.	22,398
200	Electric Power Development Co., Ltd.	5,089
300	FANUC Corp.	46,184
100	Fast Retailing Co., Ltd.	31,974
800	FUJIFILM Holdings Corp.	15,866
3,600	Fujitsu, Ltd.	15,037
1,900	Fukuoka Financial Group, Inc.	9,525
217	Hankyu Hanshin Holdings, Inc.	1,310
100	Hirose Electric Co., Ltd.	13,195
7,773	Hitachi, Ltd.	45,372
509	Hokkaido Electric Power Co., Inc.	5,205
1,600	Hokuhoku Financial Group, Inc.	3,261
2,900	Honda Motor Co., Ltd.	111,663
900	Hoya Corp.	16,970
200	Ibiden Co., Ltd.	3,134
3	INPEX Corp.	16,155

Shares		Value
Japan — (continued)
23,400	ITOCHU Corp.	$287,478
1,164	Japan Steel Works, Ltd. (The)	6,173
6,700	Japan Tobacco, Inc.	214,282
700	JFE Holdings, Inc.	13,546
7,000	JGC Corp.	179,626
2,000	Joyo Bank, Ltd. (The)	11,155
1,200	JTEKT Corp.	11,364
2,261	JX Holdings, Inc.	12,746
2,300	Kajima Corp.	6,250
1,100	Kansai Electric Power Co., Inc. (The)	10,429
1,000	Kao Corp.	32,337
742	KDDI Corp.	31,019
1,015	Keio Corp.	8,725
121	Keyence Corp.	37,170
3,300	Kintetsu Corp.	15,385
1,900	Kirin Holdings Co., Ltd.	30,544
6,100	Kobe Steel, Ltd.†	7,180
1,800	Komatsu, Ltd.	43,044
1,100	Konica Minolta, Inc.	8,066
1,133	Kubota Corp.	16,438
1,000	Kuraray Co., Ltd.	14,099
300	Kyocera Corp.	27,521
700	Kyushu Electric Power Co., Inc.	7,136
700	LIXIL Group Corp.	13,964
3,800	Makita Corp.	169,383
3,200	Marubeni Corp.	24,496
900	Marui Group Co., Ltd.	9,345
4,100	Miraca Holdings, Inc.	197,008
1,800	Mitsubishi Chemical Holdings Corp.	8,578
8,800	Mitsubishi Corp.	165,712
3,200	Mitsubishi Electric Corp.	26,028
2,200	Mitsubishi Estate Co., Ltd.	62,310
1,400	Mitsubishi Gas Chemical Co., Inc.	9,271
6,000	Mitsubishi Heavy Industries, Ltd.	34,707
2,600	Mitsubishi Materials Corp.	7,359
19,556	Mitsubishi UFJ Financial Group, Inc.	117,967
2,800	Mitsui & Co., Ltd.	39,468
1,600	Mitsui Fudosan Co., Ltd.	45,685
2,700	Mitsui OSK Lines, Ltd.	8,933
253,500	Mizuho Financial Group, Inc.	543,875
750	MS&AD Insurance Group Holdings	16,703
400	Murata Manufacturing Co., Ltd.	30,239
1,583	NEC Corp.	4,226
100	Nidec Corp.	5,993
800	Nikon Corp.	18,842
137	Nintendo Co., Ltd.	14,807
1,056	Nippon Electric Glass Co., Ltd.	5,272
2,100	Nippon Express Co., Ltd.	10,067
11,575	Nippon Steel & Sumitomo Metal Corp.	29,478
7,700	Nippon Telegraph & Telephone Corp.	336,125
2,800	Nippon Yusen KK	7,216
5,200	Nissan Motor Co., Ltd.	50,434
400	Nitto Denko Corp.	24,081
475	NKSJ Holdings, Inc.	10,004
6,700	Nomura Holdings, Inc.	41,652
1,100	NSK, Ltd.	8,395
3	NTT Data Corp.	9,905
24	NTT DOCOMO, Inc.	35,672
1,100	Obayashi Corp.	5,261
400	Olympus Corp.†	9,490
500	Omron Corp.	12,646
1,800	ORIX Corp.	22,979
47,800	Osaka Gas Co., Ltd.	209,000
4,165	Panasonic Corp.	31,359
1,600	Rakuten, Inc.	16,361
4,400	Resona Holdings, Inc.	23,229

Wilshire Variable Insurance Trust
International Equity Fund	March 31, 2013
Schedule of Investments	(Unaudited)

Shares		Value
Japan — (continued)
1,100	Ricoh Co., Ltd.	$12,007
200	Rohm Co., Ltd.	6,933
300	Secom Co., Ltd.	15,481
400	Sega Sammy Holdings, Inc.	8,029
300	Seiko Epson Corp.	2,925
19,000	Sekisui Chemical Co., Ltd.	209,883
1,700	Sekisui House, Ltd.	23,097
5,700	Seven & I Holdings Co., Ltd.	189,093
1,900	Sharp Corp.	5,435
700	Shin-Etsu Chemical Co., Ltd.	46,419
1,300	Shinsei Bank, Ltd.	2,987
1,100	Shionogi & Co., Ltd.	22,289
700	Shiseido Co., Ltd.	9,812
1,100	Shizuoka Bank, Ltd. (The)	12,415
2,800	Showa Denko KK	4,218
138	SMC Corp.	26,794
1,500	Softbank Corp.	69,097
4,544	Sojitz Corp.	7,130
1,800	Sony Corp.	31,316
3,200	Sumitomo Chemical Co., Ltd.	10,073
21,200	Sumitomo Corp.	268,098
1,200	Sumitomo Electric Industries, Ltd.	14,763
1,800	Sumitomo Heavy Industries, Ltd.	7,147
1,300	Sumitomo Metal Mining Co., Ltd.	18,477
2,400	Sumitomo Mitsui Financial Group, Inc.	98,444
5,774	Sumitomo Mitsui Trust Holdings, Inc.	27,490
1,000	Sumitomo Realty & Development Co., Ltd.	38,951
3,900	Sundrug Co., Ltd.	173,366
1,000	Suzuki Motor Corp.	22,408
600	T&D Holdings, Inc.	7,185
1,300	Takashimaya Co., Ltd.	12,895
1,300	Takeda Pharmaceutical Co., Ltd.	71,206
200	TDK Corp.	7,028
3,100	Teijin, Ltd.	7,191
400	Terumo Corp.	17,214
2,500	Tobu Railway Co., Ltd.	14,350
900	Tohoku Electric Power Co., Inc.†	7,177
8,891	Tokio Marine Holdings, Inc.	257,179
1,700	Tokyo Electric Power Co., Inc. (The)†	4,223
300	Tokyo Electron, Ltd.	12,797
4,500	Tokyo Gas Co., Ltd.	24,321
2,000	Tokyu Corp.	14,793
1,100	Toppan Printing Co., Ltd.	7,940
2,700	Toray Industries, Inc.	18,336
6,000	Toshiba Corp.	30,592
9,700	Toyota Industries Corp.	357,280
11,755	Toyota Motor Corp.	606,059
500	Toyota Tsusho Corp.	12,816
6,500	Unicharm Corp.	371,080
400	West Japan Railway Co.	19,241
34	Yahoo Japan Corp.	15,682
190	Yamada Denki Co., Ltd.	8,716
600	Yamaha Motor Co., Ltd.	8,123
700	Yamato Holdings Co., Ltd.	12,695
		8,313,214
Jersey — 0.2%
709	Atrium European Real Estate, Ltd.	4,092
243	Randgold Resources, Ltd.	20,954
954	Shire PLC	29,051
560	Wolseley PLC	27,926
1,955	WPP PLC	31,241
		113,264
Luxembourg — 0.4%
1	APERAM	12

Shares		Value
Luxembourg — (continued)
1,645	ArcelorMittal	$21,369
173	Millicom International Cellular SA	13,823
818	SES	25,653
460	Subsea 7 SA	10,808
8,997	Tenaris SA	183,205
		254,870
Malaysia — 0.6%
65,000	AMMB Holdings BHD	137,347
104,000	Axiata Group BHD†	222,589
		359,936
Mexico — 1.6%
117,600	Alfa SAB de CV, Class A	287,063
48,000	Grupo Financiero Banorte SAB de CV, Class O	383,363
42,500	Grupo Mexico SAB de CV, Ser B	171,610
20,700	Mexichem SAB de CV	110,993
		953,029
Netherlands — 2.1%
1,766	Aegon NV	10,662
296	Akzo Nobel NV	18,805
5,038	ASML Holding NV	339,301
690	European Aeronautic Defence and Space Co. NV	35,164
600	Heineken NV	45,251
7,441	ING Groep NV, CVA	53,535
1,780	Koninklijke Ahold NV	27,285
430	Koninklijke DSM NV	25,054
2,352	Koninklijke KPN NV	7,921
1,840	Koninklijke Philips Electronics NV	54,434
1,033	PostNL NV	2,069
1,203	Reed Elsevier NV	20,621
5,853	Royal Dutch Shell PLC, Class A	189,761
4,065	Royal Dutch Shell PLC, Class B	135,172
11,400	SBM Offshore NV†	190,156
922	TNT Express NV	6,761
2,643	Unilever NV, CVA	108,281
660	Wolters Kluwer NV	14,421
		1,284,654
New Zealand — 0.0%
1,409	Chorus, Ltd.	3,318
7,043	Telecom Corp. of New Zealand, Ltd.	13,826
		17,144
Norway — 2.1%
1,622	DnB NOR ASA	23,866
2,200	Norsk Hydro ASA	9,576
2,150	Orkla ASA	17,279
8,436	Seadrill, Ltd.	307,371
23,472	Statoil ASA	572,898
13,365	Telenor ASA	294,209
404	Yara International ASA	18,438
		1,243,637
Portugal — 0.0%
3,730	Banco Comercial Portugues SA, Class R†	454
4,750	Energias de Portugal SA†	14,636
770	Portugal Telecom SGPS SA†	3,817
		18,907
Russia — 1.0%
5,650	Lukoil OAO ADR	364,070
5,300	Tatneft ADR	209,952
		574,022
Singapore — 3.1%
18,000	CapitaMalls Asia, Ltd.	29,857

Wilshire Variable Insurance Trust
International Equity Fund	March 31, 2013
Schedule of Investments	(Unaudited)

Shares		Value
Singapore — (continued)
3,000	DBS Group Holdings, Ltd.	$38,821
14,800	Jardine Cycle & Carriage, Ltd.	611,887
17,398	Keppel Corp., Ltd.	157,570
6,000	Oversea-Chinese Banking Corp., Ltd.	51,677
1,825	SATS, Ltd.	4,475
2,500	Singapore Airlines, Ltd.	21,956
6,000	Singapore Technologies Engineering, Ltd.	20,899
107,200	Singapore Telecommunications, Ltd.	310,752
27,200	United Overseas Bank, Ltd.	448,328
30,000	UOL Group, Ltd.	169,374
4,000	Wilmar International, Ltd.	11,181
		1,876,777
South Africa — 3.1%
13,400	Aspen Pharmacare Holdings, Ltd.	278,107
40,000	Life Healthcare Group Holdings, Ltd.	150,433
9,400	MTN Group, Ltd.	164,933
22,000	Remgro, Ltd.	437,632
5,400	Sasol, Ltd.	238,774
6,200	Tiger Brands, Ltd.	197,960
54,000	Woolworths Holdings, Ltd.	413,994
		1,881,833
South Korea — 2.6%
1,100	Ahnlab, Inc.†	222,360
1,300	Daelim Industrial Co., Ltd.	107,492
3,800	Kia Motors Corp.	192,804
1,500	Samsung Electronics Co., Ltd.	1,010,293
		1,532,949
Spain — 1.0%
609	Abertis Infraestructuras SA	10,260
138	Acciona SA	7,555
144	ACS Actividades de Construccion y Servicios SA	3,373
6,885	Banco Bilbao Vizcaya Argentaria SA	60,112
7,525	Banco Popular Espanol SA	5,595
15,222	Banco Santander SA	103,112
964	Distribuidora Internacional de Alimentacion SA†	6,690
6,900	Enagas SA†	160,905
828	Ferrovial SA	13,177
210	Fomento de Construcciones y Contratas SA	2,006
6,683	Iberdrola SA	31,239
380	Inditex SA	50,633
1,348	Indra Sistemas SA†	16,101
1,540	Repsol SA†	31,283
7,636	Telefonica SA†	103,445
		605,486
Sweden — 2.4%
800	Assa Abloy AB, Class B	32,706
1,100	Atlas Copco AB, Class A	31,301
640	Atlas Copco AB, Class B	16,216
600	Electrolux AB, Ser B	15,295
1,690	Hennes & Mauritz AB, Class B	60,529
5,200	Nordea Bank AB	58,996
2,000	Sandvik AB	30,853
500	Scania AB, Class B	10,491
1,100	Securitas AB, Class B	10,367
3,840	Skandinaviska Enskilda Banken AB, Class A	38,620
800	SKF AB, Class B	19,549
799	SSAB AB, Class A	6,111
1,500	Svenska Cellulosa AB, Class B	38,729
9,621	Svenska Handelsbanken AB, Class A	411,524
23,713	Swedbank AB, Class A	540,315

Shares		Value
Sweden — (continued)
5,609	Telefonaktiebolaget LM Ericsson, Class B	$70,272
4,100	TeliaSonera AB	29,284
2,283	Volvo AB, Class B	33,333
		1,454,491
Switzerland — 3.1%
13,641	ABB, Ltd.	309,494
130	Actelion, Ltd.	7,065
340	Adecco SA	18,637
775	Cie Financiere Richemont SA	60,982
1,930	Credit Suisse Group AG	50,731
90	Geberit AG	22,179
530	Holcim, Ltd.	42,310
493	Julius Baer Group, Ltd.†	19,202
5,260	Nestle SA	380,470
325	Nobel Biocare Holding AG	3,258
3,654	Novartis AG	260,277
1,113	Roche Holding AG	259,316
11	SGS SA	26,982
1,470	STMicroelectronics NV	11,355
65	Swatch Group AG (The)	37,873
66	Swiss Life Holding AG	9,805
481	Swiss Re, Ltd.	39,151
48	Swisscom AG	22,217
166	Syngenta AG	69,424
640	Transocean, Ltd.†	33,046
6,220	UBS AG	95,591
260	Zurich Insurance Group AG	72,537
		1,851,902
Thailand — 1.6%
12,000	Advanced Info Service PCL	96,948
14,500	Advanced Info Service PCL	117,145
29,000	Bangkok Bank PCL	220,674
71,507	PTT Exploration & Production PCL	363,968
28,000	Siam Commercial Bank PCL	170,283
		969,018
Turkey — 0.6%
16,100	Haci Omer Sabanci Holding AS	95,268
48,825	KOC Holding AS	283,480
		378,748
United Kingdom — 12.3%
2,297	3i Group PLC	11,062
26,600	Aberdeen Asset Management PLC	173,819
566	Aggreko PLC	15,360
2,159	Anglo American PLC	55,748
2,368	ARM Holdings PLC	33,363
1,992	AstraZeneca PLC	99,913
4,840	Aviva PLC	21,938
6,290	BAE Systems PLC	37,763
66,406	Barclays PLC	295,437
5,496	BG Group PLC	94,569
21,463	BHP Billiton PLC	624,995
78,197	BP PLC	549,842
11,743	British American Tobacco PLC	629,644
1,069	British Land Co. PLC	8,849
2,330	British Sky Broadcasting Group PLC	31,315
12,169	BT Group PLC, Class A	51,393
4,422	Cable & Wireless Communications PLC	2,821
1,307	Cairn Energy PLC†	5,440
1,219	Capita Group PLC (The)	16,662
400	Carnival PLC	13,983
8,373	Centrica PLC	46,866
22,680	Compass Group PLC	290,266
3,710	Diageo PLC	116,896
7,975	GlaxoSmithKline PLC	186,738

Wilshire Variable Insurance Trust
International Equity Fund	March 31, 2013
Schedule of Investments	(Unaudited)

Shares		Value
United Kingdom — (continued)
490	Hammerson PLC	$3,672
2,878	Home Retail Group PLC	6,812
63,209	HSBC Holdings PLC	674,365
1,560	Imperial Tobacco Group PLC	54,558
577	InterContinental Hotels Group PLC	17,636
3,120	J Sainsbury PLC	17,970
334	Johnson Matthey PLC	11,716
4,950	Kingfisher PLC	21,696
970	Land Securities Group PLC	12,244
13,730	Legal & General Group PLC	36,128
69,344	Lloyds Banking Group PLC†	51,666
350	London Stock Exchange Group PLC	6,960
3,512	Man Group PLC	4,775
2,730	Marks & Spencer Group PLC	16,188
5,759	National Grid PLC	66,914
2,495	Next PLC	165,747
10,710	Old Mutual PLC	33,089
1,340	Pearson PLC	24,109
31,959	Prudential PLC	519,026
1,018	Reckitt Benckiser Group PLC	73,085
1,930	Reed Elsevier PLC	22,961
2,061	Rexam PLC	16,549
2,239	Rio Tinto PLC	105,451
3,689	Rolls-Royce Holdings PLC	63,473
2,855	Royal Bank of Scotland Group PLC†	11,996
5,679	RSA Insurance Group PLC	10,069
1,545	SABMiller PLC	81,486
2,200	Sage Group PLC (The)	11,472
1,550	Scottish & Southern Energy PLC	35,037
500	Severn Trent PLC	13,028
2,010	Smith & Nephew PLC	23,247
641	Smiths Group PLC	12,276
14,100	Standard Chartered PLC	366,096
13,225	Tesco PLC	76,873
1,461	Tullow Oil PLC	27,347
1,971	Unilever PLC	83,362
1,228	United Utilities Group PLC	13,233
80,196	Vodafone Group PLC	227,555
3,800	Weir Group PLC	131,093
35,000	WH Smith PLC	397,168
4,925	Whitbread PLC	192,618
30,000	William Hill PLC	168,814
5,515	WM Morrison Supermarkets PLC	23,179
3,750	Xstrata PLC	61,044
		7,408,465
United States — 0.2%
1,100	Philip Morris International, Inc.	101,981

Total Common Stock
(Cost $46,858,010)		53,157,786

SHORT-TERM INVESTMENTS — 14.1%
413,093	Northern Trust Institutional Government Select Portfolio, 0.010%(b)	413,093
8,078,764	Northern Trust Institutional Liquid Asset Portfolio, 0.010%(b) (c)	8,078,764

Total Short-Term Investments
(Cost $8,491,857)		8,491,857

EXCHANGE TRADED FUND — 9.5%
133,400	Vanguard FTSE Emerging Markets ETF	5,721,526

Shares		Value

Total Exchange Traded Fund
(Cost $6,048,520)		$5,721,526

PREFERRED STOCK — 0.8%
Brazil — 0.0%
3	Cia de Bebidas das Americas	125

Germany — 0.8%
4,276	Henkel AG & Co. KGAA	411,908
190	Porsche Automobil Holding SE	13,919
284	Volkswagen AG	56,559
		482,386
Total Preferred Stock
(Cost $366,314)		482,511
RIGHT — 0.1%
6,666	William Hill 04/08/13†	12,559

Total Right (Cost $–)		12,559

PRIVATE COMPANY — 0.0%
Malta — 0.0%
7,765	BGP Holdings PLC†	—

Total Private Company
(Cost $–)		—

Total Investments — 112.8%
(Cost $61,764,701)‡		67,866,239
Other Assets & Liabilities, Net — (12.8)%		(7,675,472)
NET ASSETS — 100.0%		$60,190,767

†	Non-income producing security.
‡	At March 31, 2013, the tax basis cost of the Fund's investments was $61,764,701, and the unrealized appreciation and depreciation were $10,671,544 and $(4,570,006), respectively.
(a)	This security or a partial position of this security is on loan at March 31, 2013. The total market value of securities on loan at March 31, 2013 was $9,135,492d.
(b)	Rate shown is 7-day effective yield as of March 31, 2013.
(c)
The security was purchased with cash collateral held from securities on loan. The total value of such security at March 31, 2013 was $8,078,764. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $1,413,502.

ADR — American Depositary Receipt
ETF— Exchange Traded Fund
Ltd. — Limited
PLC— Public Limited Company
PPS— Partially Protected Shares
REIT — Real Estate Investment Trust

Amounts designated as “—”are either $0 or have been rounded to $0.

Wilshire Variable Insurance Trust
International Equity Fund	March 31, 2013
Schedule of Investments	(Unaudited)

Investments in Securities	Level 1	Level 2*	Level 3	Total
Common Stock
Australia	$—	$2,550,791	$—	$2,550,791
Austria	—	45,022	—	45,022
Belgium	—	571,481	—	571,481
Brazil	912,872	—	—	912,872
Canada	2,090,595	—	—	2,090,595
China	—	902,014	—	902,014
Denmark	—	638,956	—	638,956
Finland	—	930,927	—	930,927
France	30,741	3,451,674	—	3,482,415
Germany	—	5,353,959	—	5,353,959
Greece	—	10,289	—	10,289
Guernsey	—	13,413	—	13,413
Hong Kong	—	3,341,266	—	3,341,266
India	177,925	—	—	177,925
Indonesia	—	237,549	—	237,549
Ireland	121	79,902	—	80,023
Isle of Man	—	14,515	—	14,515
Israel	—	75,554	—	75,554
Italy	—	533,893	—	533,893
Japan	—	8,313,214	—	8,313,214
Jersey	—	113,264	—	113,264
Luxembourg	—	254,870	—	254,870
Malaysia		359,936	—	359,936
Mexico	953,029	—	—	953,029
Netherlands	—	1,284,654	—	1,284,654
New Zealand	—	17,144	—	17,144
Norway	—	1,243,637	—	1,243,637
Portugal	—	18,907	—	18,907
Russia	—	574,022	—	574,022
Singapore	—	1,876,777	—	1,876,777
South Africa	—	1,881,833	—	1,881,833
South Korea	—	1,532,949	—	1,532,949
Spain	—	605,486	—	605,486
Sweden	—	1,454,491	—	1,454,491
Switzerland	—	1,851,902	—	1,851,902
Thailand	—	969,018	—	969,018
Turkey	—	378,748	—	378,748
United Kingdom	—	7,408,465	—	7,408,465
United States	101,981	—	—	101,981
Total Common Stock	4,267,264	48,890,522	—	53,157,786
Exchange Traded Fund	5,721,526	—	—	5,721,526
Preferred Stock	125	482,386	—	482,511
Right	12,559	—	—	12,559
Private Company
Malta	—	—	—^	—
Total Private Company	—	—	—	—
Short-Term Investments	8,491,857	—	—	8,491,857
Total Investments in Securities	$18,493,331	$49,372,908	$—	$67,866,239

*	Represents securities trading primarily outside the United States, the value of which were adjusted as a result of local trading through the application of a third-party vendor service.
^
This security was categorized as Level 3 and had a market value of $0 as of March 31, 2013 and the value has remained zero throughout the period ended March 31, 2013. There were no accrued discounts/premiums, realized gain/(loss), change in unrealized appreciation/(depreciation), purchases, sales or transfers in or out of Level 3 during the period ended March 31, 2013.

For the period ended March 31, 2013, the transfers out of Level 1 and into Level 2 were $0 and the transfers out of Level 2 into Level 1 were $(1,711,686). The transfers were related to the fair value of certain international securities.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

Wilshire Variable Insurance Trust
Socially Responsible Fund	March 31, 2013
Schedule of Investments	(Unaudited)

Shares		Value

COMMON STOCK — 96.3%
Consumer Discretionary — 14.8%
732	Amazon.com, Inc.†	$195,071
23,289	Comcast Corp., Class A	978,371
6,630	Ford Motor Co.	87,185
4,200	Harley-Davidson, Inc.	223,860
11,183	Home Depot, Inc. (The)	780,350
7,940	Honda Motor Co., Ltd. ADR(a)	303,784
2,440	Lennar Corp., Class A(a)	101,211
1,761	McDonald's Corp.	175,554
11,330	News Corp., Class B	348,511
10,174	News Corp., Class A	310,510
3,370	Starwood Hotels & Resorts Worldwide, Inc.	214,770
23,699	Target Corp.(a)	1,622,196
10,280	TJX Cos., Inc.(a)	480,590
8,140	Toll Brothers, Inc.†(a)	278,714
20,401	Walt Disney Co. (The)	1,158,777
6,294	Yum! Brands, Inc.(a)	452,790
		7,712,244
Consumer Staples — 11.8%
13,392	Coca-Cola Co. (The)	541,572
9,142	Costco Wholesale Corp.	970,058
12,290	CVS Caremark Corp.	675,827
10,880	Estee Lauder Cos., Inc. (The), Class A	696,647
4,998	General Mills, Inc.	246,451
4,900	HJ Heinz Co.	354,123
1,640	Kellogg Co.(a)	105,665
3,326	Kimberly-Clark Corp.(a)	325,881
3,292	Kraft Foods Group, Inc.	169,637
7,930	McCormick & Co., Inc.(a)	583,252
6,656	Mondelez International, Inc., Class A	203,740
5,234	PepsiCo, Inc.	414,062
10,695	Procter & Gamble Co. (The)	824,157
		6,111,072
Energy — 5.8%
3,670	Anadarko Petroleum Corp.	320,941
6,155	Cameron International Corp.†	401,306
8,150	ConocoPhillips(a)	489,815
6,672	Devon Energy Corp.(a)	376,434
1,700	Diamond Offshore Drilling, Inc.(a)	118,252
4,601	Hess Corp.(a)	329,478
440	National Oilwell Varco, Inc.	31,130
410	Occidental Petroleum Corp.	32,132
9,790	Petroleo Brasileiro SA ADR(a)	162,220
1,235	Phillips 66	86,413
6,924	Schlumberger, Ltd.	518,538
1,902	Spectra Energy Corp.(a)	58,487
6,886	Weatherford International, Ltd.†(a)	83,596
		3,008,742
Financials — 14.1%
260	Alleghany Corp.†	102,939
2,940	American Express Co.(a)	198,332
7,451	American Tower Corp., Class A	573,131
5	Berkshire Hathaway, Inc., Class A†	781,400
5,410	Blackstone Group LP (The)	107,010
6,410	Charles Schwab Corp. (The)(a)	113,393
18,941	Citigroup, Inc.	837,950
15,172	Forest City Enterprises, Inc., Class A†(a)	269,606
18,447	JPMorgan Chase & Co.(a)	875,494
17,382	MetLife, Inc.	660,864
10,940	SunTrust Banks, Inc.†(a)	315,182
14,635	Travelers Cos., Inc. (The)	1,232,121

Shares		Value
Financials — (continued)
7,180	U.S. Bancorp(a)	$243,617
27,507	Wells Fargo & Co.†(a)	1,017,484
		7,328,523
Health Care — 13.0%
2,047	AbbVie, Inc.	83,477
4,382	Amgen, Inc.	449,199
10,324	Bristol-Myers Squibb Co.	425,246
3,837	Cardinal Health, Inc.(a)	159,696
6,560	Covidien PLC	445,030
3,510	Express Scripts Holding Co.†	202,352
10,525	GlaxoSmithKline PLC ADR(a)	493,728
14,804	Johnson & Johnson(a)	1,206,970
19,623	Merck & Co., Inc.	867,925
1,391	Onyx Pharmaceuticals, Inc.†(a)	123,604
49,004	Pfizer, Inc.	1,414,255
5,320	Roche Holding AG ADR(a)	311,752
5,050	Thermo Fisher Scientific, Inc.	386,274
3,320	UnitedHealth Group, Inc.	189,937
		6,759,445
Industrials — 8.3%
3,060	3M Co.(a)	325,309
1,900	Caterpillar, Inc.(a)	165,243
4,050	Covanta Holding Corp.(a)	81,608
3,310	Deere & Co.(a)	284,594
2,933	Eaton Corp. PLC(a)	179,646
8,570	Emerson Electric Co.	478,806
770	Flowserve Corp.(a)	129,137
43,555	General Electric Co.	1,006,991
4,640	Honeywell International, Inc.	349,624
1,043	Pentair, Ltd.(a)	55,018
9,780	Tyco International, Ltd.	312,960
9,691	United Parcel Service, Inc., Class B	832,457
2,364	Waste Management, Inc.(a)	92,692
		4,294,085
Information Technology — 17.6%
910	Akamai Technologies, Inc.†(a)	32,114
3,111	Apple, Inc.	1,377,022
3,657	ASML Holding NV, Class G(a)	248,712
8,628	Automatic Data Processing, Inc.	560,993
2,580	BMC Software, Inc.†	119,532
5,710	Broadcom Corp., Class A	197,966
22,672	Cisco Systems, Inc.	474,071
2,420	Citrix Systems, Inc.†	174,627
13,189	eBay, Inc.†	715,107
9,282	EMC Corp.†	221,747
8,160	Facebook, Inc., Class A†	208,733
1,653	Google, Inc., Class A†	1,312,532
4,114	International Business Machines Corp.	877,516
730	LinkedIn Corp., Class A†	128,524
22,830	Microsoft Corp.	653,166
2,824	Motorola Solutions, Inc.	180,821
6,275	Oracle Corp.	202,934
8,189	QUALCOMM, Inc.†	548,254
3,170	SanDisk Corp.†	174,350
1,080	SAP AG ADR(a)	86,983
3,084	Texas Instruments, Inc.	109,420
3,317	Visa, Inc., Class A	563,359
		9,168,483
Materials — 5.2%
13,960	Alcoa, Inc.(a)	118,939
2,810	Axiall Corp.(a)	174,670
3,597	BHP Billiton, Ltd. ADR(a)	246,143
1,480	Eagle Materials, Inc.	98,612

Wilshire Variable Insurance Trust
Socially Responsible Fund	March 31, 2013
Schedule of Investments	(Unaudited)

Shares		Value
Materials — (continued)
7,155	Ecolab, Inc.	$573,688
1,855	EI du Pont de Nemours & Co.	91,192
12,350	International Paper Co.	575,263
1,410	LyondellBasell Industries NV, Class A(a)	89,239
5,393	PPG Industries, Inc.	722,338
		2,690,084
Telecommunication Services — 2.9%
20,749	AT&T, Inc.(a)	761,281
15,053	Verizon Communications, Inc.(a)	739,855
		1,501,136
Utilities — 2.8%
8,117	NextEra Energy, Inc.	630,529
8,240	NV Energy, Inc.(a)	165,047
4,850	Sempra Energy(a)	387,709
6,180	Wisconsin Energy Corp.(a)	265,060
		1,448,345
Total Common Stock
(Cost $33,672,027)		50,022,159

SHORT-TERM INVESTMENTS (b)— 30.1%
1,921,956	Northern Trust Institutional Government Select Portfolio, 0.010%	1,921,956
13,703,839	Northern Trust Institutional Liquid Asset Portfolio, 0.010%(c)	13,703,839

Total Short-Term Investments
(Cost $15,625,795)		15,625,795

Total Investments — 126.4%
(Cost $49,297,822)‡		65,647,954
Other Assets & Liabilities, Net — (26.4)%		(13,716,719)
NET ASSETS — 100.0%		$51,931,235

†	Non-income producing security.
‡	At March 31, 2013, the tax basis cost of the Fund's investments was $49,297,822, and the unrealized appreciation and depreciation were $16,932,291 and $(582,159), respectively.
(a)	This security or a partial position of this security is on loan at March 31, 2013. The total market value of securities on loan at March 31, 2013 was $13,477,345.
(b)	Rate shown is the 7-day effective yield as of March 31, 2013.
(c)
This security was purchased with cash collateral held from securities on loan. The total value of such securities as of March 31, 2013 was $13,703.839.  Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $58,189.

ADR — American Depositary Receipt
NY— New York
PLC— Public Limited Company

As of March 31, 2013, all of the Fund’s investments in securities were considered Level 1.  For the period ended March 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

Wilshire Variable Insurance Trust	March 31, 2013
Schedule of Investments	(Unaudited)

	2015 ETF Fund
Shares		Value

EXCHANGE TRADED FUNDS - 99.0%
54,679	iShares Barclays TIPS Bond Fund	$6,629,829
34,100	Market Vectors Emerging Markets Local Currency Bond ETF	922,064
15,450	SPDR Barclays Capital High Yield Bond ETF	635,149
15,816	SPDR Barclays Capital International Treasury Bond ETF	925,236
28,306	Vanguard FTSE Emerging Markets ETF	1,214,044
11,340	Vanguard Global ex-U.S. Real Estate ETF	650,689
28,850	Vanguard Intermediate-Term Corporate Bond ETF	2,520,625
103,260	Vanguard MSCI EAFE ETF(a)	3,761,762
9,026	Vanguard REIT ETF	636,604
126,240	Vanguard S&P 500 ETF(a)	9,043,834
9,777	Vanguard Small-Cap Growth ETF	976,918
15,869	Vanguard Small-Cap Value ETF	1,303,638
26,360	Vanguard Total Bond Market ETF	2,204,750

Total Exchange Traded Funds - 99.0%
(Cost $27,888,435)		31,425,142

SHORT-TERM INVESTMENTS (c) - 32.3%
338,799	Northern Trust Institutional Government Select Portfolio, 0.01%	338,799
9,902,321	Northern Trust Institutional Liquid Asset Portfolio, 0.01%(b)	9,902,321

Total Short-Term Investments - 32.3%
(Cost $10,241,120)		10,241,120
Total Investments - 131.3%
(Cost $38,129,555) †		41,666,262
Other Assets & Liabilities, Net - (31.3)%		(9,927,351)
NET ASSETS - 100.0%		$31,738,911

	2025 ETF Fund
Shares		Value

EXCHANGE TRADED FUNDS - 97.5%
50,648	iShares Barclays TIPS Bond Fund	$6,141,070
44,210	Market Vectors Emerging Markets Local Currency Bond ETF	1,195,438
20,036	SPDR Barclays Capital High Yield Bond ETF	823,680
20,502	SPDR Barclays Capital International Treasury Bond ETF	1,199,367
36,701	Vanguard FTSE Emerging Markets ETF	1,574,106
14,710	Vanguard Global ex-U.S. Real Estate ETF	844,060
18,710	Vanguard Intermediate-Term Corporate Bond ETF	1,634,693
156,190	Vanguard MSCI EAFE ETF	5,690,002
11,700	Vanguard REIT ETF	825,201
181,210	Vanguard S&P 500 ETF(a)	12,981,884
12,680	Vanguard Small-Cap Growth ETF	1,266,986
25,717	Vanguard Small-Cap Value ETF	2,112,651
53,722	Vanguard Total Bond Market ETF	4,493,308

Total Exchange Traded Funds - 97.5%
(Cost $36,266,041)		40,782,446

SHORT-TERM INVESTMENTS (c) - 17.2%
1,070,080	Northern Trust Institutional Government Select Portfolio, 0.01%	1,070,080
6,143,208	Northern Trust Institutional Liquid Asset Portfolio, 0.01%(b)	6,143,208

Total Short-Term Investments - 17.2%
(Cost $7,213,288)		7,213,288
Total Investments - 114.7%
(Cost $43,479,329) †		47,995,734
Other Assets & Liabilities, Net - (14.7)%		(6,154,663)
NET ASSETS - 100.0%		$41,841,071

Wilshire Variable Insurance Trust	March 31, 2013
Schedule of Investments	(Unaudited)

	2035 ETF Fund
Shares		Value

EXCHANGE TRADED FUNDS - 96.8%
30,121	iShares Barclays TIPS Bond Fund	$3,652,171
32,870	Market Vectors Emerging Markets Local Currency Bond ETF	888,805
22,340	SPDR Barclays Capital High Yield Bond ETF	918,397
15,236	SPDR Barclays Capital International Treasury Bond ETF	891,306
40,919	Vanguard FTSE Emerging Markets ETF	1,755,016
16,400	Vanguard Global ex-U.S. Real Estate ETF	941,032
26,070	Vanguard Intermediate-Term Corporate Bond ETF	2,277,736
248,800	Vanguard MSCI EAFE ETF	9,063,784
13,054	Vanguard REIT ETF	920,699
228,130	Vanguard S&P 500 ETF(a)	16,343,233
14,129	Vanguard Small-Cap Growth ETF	1,411,770
22,941	Vanguard Small-Cap Value ETF(a)	1,884,603
54,454	Vanguard Total Bond Market ETF	4,554,532

Total Exchange Traded Funds - 96.8%
(Cost $40,854,327)		45,503,084

SHORT-TERM INVESTMENTS (c) - 11.6%
1,442,598	Northern Trust Institutional Government Select Portfolio, 0.01%	1,442,599
3,993,771	Northern Trust Institutional Liquid Asset Portfolio, 0.01%(b)	3,993,771

Total Short-Term Investments - 11.6%
(Cost $5,436,370)		5,436,370
Total Investments - 108.4%
(Cost $46,290,697) †		50,939,454
Other Assets & Liabilities, Net - (8.4)%		(3,942,823)
NET ASSETS - 100.0%		$46,996,631

†	The federal tax cost and unrealized appreciation and depreciation at March 31, 2013 for each Fund is as follows:

		Aggregate	Aggregate
		Gross	Gross
		Unrealized	Unrealized
Fund	Tax Cost	Appreciation	Depreciation

2015 ETF Fund	$38,131,972	$3,625,754	$(91,464)
2025 ETF Fund	43,482,389	4,518,510	(5,165)
2035 ETF Fund	46,290,697	4,671,822	(23,065)

(a)
This security or a partial position of this security is on loan at March 31, 2013. The total market value of securities on loan at March 31, 2013 for the 2015 ETF Fund, 2025 ETF Fund and 2035 ETF Fund was $9,710,503, $6,024,208 and $3,916,408, respectively.

(b)
This security was purchased with cash collateral held from securities on loan. The total value of such securities at March 31, 2013 for 2015 ETF Fund, 2025 ETF Fund and 2035 ETF Fund was $9,902,321, $6,143,208 and $3,993,771, respectively.

(c)	Rate shown is the 7-day effective yield as of March 31, 2013.

EAFE — Europe, Australasia, Far East
ETF — Exchange Traded Fund
FTSE — Financial Times and the London Stock Exchange
MSCI — Morgan Stanley Capital International
REIT — Real Estate Investment Trust
S&P — Standard & Poor's
SPDR — Standard & Poor's Depositary Receipt
TIPS — Treasury Inflationary Protection Securities

As of March 31, 2013, each of the Funds’ investments is considered Level 1.  For the period ended March 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Item 2.  Controls and Procedures

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 .

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Wilshire Variable Insurance Trust

By (Signature and Title)	/s/ Jason A. Schwarz
Jason A. Schwarz, President

Date: May 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jason A. Schwarz
Jason A. Schwarz, President

Date: May 28, 2013

By (Signature and Title)	/s/ Michael Wauters
Michael Wauters, Treasurer

Date: May 28, 2013